As filed with the U.S. Securities and Exchange Commission on October 29, 2012

1933 Act File No. 033-91770

1940 Act File No. 811-09038

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 29	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 30	☒

(Check appropriate box or boxes.)

THE OLSTEIN FUNDS

(Exact Name of Registrant as Specified in Charter)

4 Manhattanville Road, Purchase, NY 10577

(Address of Principal Executive Office)        (Zip Code)

Registrant’s Telephone Number, including Area Code (914) 269-6100

Robert A. Olstein

Olstein Capital Management, L.P.

4 Manhattanville Road

Purchase, NY 10577

(Name and Address of Agent for Service)

Please send copies of all communications to:

Michael P. O'Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE OLSTEIN FUNDS

The Olstein All Cap Value Fund

Adviser Class (OFAFX)

Class C (OFALX)

The Olstein Strategic Opportunities Fund

Class A (OFSAX)

Class C (OFSCX)

4 Manhattanville Road

Purchase, New York 10577-2119

(800) 799-2113

PROSPECTUS	October 31, 2012

The Olstein Funds (the “Trust”) is a trust made up of two separate mutual funds (each, a “Fund,” and together, the “Funds”) called the Olstein All Cap Value Fund (the “All Cap Value Fund”) and the Olstein Strategic Opportunities Fund (the “Strategic Opportunities Fund”). This Prospectus offers Adviser Class shares and Class C shares of the All Cap Value Fund and Class A shares and Class C shares of the Strategic Opportunities Fund. Olstein Capital Management, L.P. (“OCM” or “Olstein”) serves as the investment adviser and distributor for each Fund.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. It is a criminal offense to suggest otherwise.

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TABLE OF CONTENTS

FUND SUMMARIES
The Olstein All Cap Value Fund	1
The Olstein Strategic Opportunities Fund	7

THE OLSTEIN INVESTMENT PHILOSOPHY	14

THE OLSTEIN ALL CAP VALUE FUND	16
Objectives, Strategies and Main Risks	16

THE OLSTEIN STRATEGIC OPPORTUNITIES FUND	20
Objectives, Strategies and Main Risks	20

FUND INFORMATION	24
Management of the Funds	24
Fund Distribution	26

SHAREHOLDER INFORMATION	29
Share Classes of the Funds	29
Disclosure of Portfolio Holdings	35
Householding Notice	35
Pricing of Fund Shares	35
How to Purchase Shares	36
How to Redeem Shares	41
How to Exchange Shares	46
Retirement Plans	48
Dividends, Capital Gains Distributions and Taxes	50

Financial HIGHLIGHTS	53

FOR MORE INFORMATION
The back cover tells you how to obtain more information about the Funds.

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Fund Summary: Olstein All Cap Value Fund

Investment Objectives

The Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees	Adviser Class	Class C
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original purchase price or the value of the shares upon redemption within one year of purchase)	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None
Redemption Fees	None [1]	None [1]

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses[2]	0.32%	0.32%
Total Annual Fund Operating Expenses	1.57%	2.32%

[1]	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.

[2]	Other Expenses include acquired fund fees and expenses, which were 0.01% of the Fund’s average net assets. Without acquired fund fees and expenses, Total Annual Fund Operating Expenses would have been 1.56% and 2.31% for the Adviser Class shares and Class C shares, respectively.

Expense Example: The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period, unless otherwise indicated. The examples also assume that you earn a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Adviser Class	$160	$496	$855	$1,867

Class C (assuming sale of all shares at end of period)	$335	$724	$1,240	$2,656

Class C (assuming no sale of shares)	$235	$724	$1,240	$2,656

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.96% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks that the Fund’s investment adviser, Olstein Capital Management, L.P. (“OCM”), believes are significantly undervalued. The stock selection process involves an accounting-driven, free cash flow-based, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company’s underlying business.

The stock selection process emphasizes assessing downside risk before considering upside potential, with a particular emphasis on the evaluation of a company’s financial risk as determined by the strength and conservatism of its balance sheet, its ability to produce future excess free cash flow and the quality of its earnings.

When evaluating stocks for the Fund, OCM emphasizes an inferential analysis of financial statements as it seeks to identify early warning alerts (which may not be recognized by the investing public) of directional changes in a company’s future ability to generate normalized free cash flow as well as its potential to grow. When assessing normalized free cash flow and the quality of earnings, OCM checks the accounting practices and assumptions utilized to construct financial statements against the economic reality of a company’s business.

OCM believes stock prices often fall below a company’s private market value as a result of a short-term focus on, or even an overreaction to, negative information regarding the company or its industry, or to just plain negative market psychology. The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at prices that OCM believes can result in above-average capital appreciation if the deviation between stock price and OCM’s estimate of the company’s private market value is corrected by market forces or other catalysts that change perceptions.

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Although the Fund uses several valuation methods to determine private market value, all methods emphasize expected future free cash flow after capital expenditures and working capital needs under the assumption that intelligent use of cash flow can build meaningful shareholder value over time. The Fund’s bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of free cash flow. Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.

The Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth (growth is a component of the Fund’s definition of value), value, cyclical, or any other category. The Fund may invest up to 20% of its net assets in foreign securities, but the Fund’s foreign investments will be limited to investments in developed countries, rather than countries with developing or emerging markets.

Main Risks

There can be no assurance that the Fund will achieve its objectives. Each of the risks listed below has the potential (individually or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Stock Market Risk: The Fund is subject to the risk that stock prices may decline over short or even extended periods of time.

Management Risk: The investment techniques used by OCM may not produce the desired results and cause the Fund to underperform its benchmarks or mutual fund peers.

Value Investing Style Risk: The Fund uses a value-oriented investment approach. However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated.

Foreign Investing Risk: Investing in foreign companies typically involves more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include risks related to currency exchange rate fluctuations, country or government specific issues (for example, terrorism, war, social and economic instability, currency devaluations, and restrictions on foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

3

Performance

The bar chart and tables shown below illustrate the variability of the Fund’s returns. The bar chart indicates the risks of investing in Class C shares of the Fund by showing the changes in the performance of the Class C shares of the Fund from year to year (on a calendar year basis). The tables show how the average annual returns of the Adviser Class and Class C shares for the one-, five- and ten-year periods compare with those of the S&P 500® Index and Russell 3000® Index. The S&P 500® Index and Russell 3000® Index represent broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://www.olsteinfunds.com or by calling (800) 799-2113.

Total Return for Class C as of 12/31*

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
-19.27%	36.19%	11.05%	2.79%	14.44%	-3.43%	-43.80%	37.01%	16.17%	-4.30%

Total Return from January 1, 2012 to September 30, 2012: 12.39%

Best Quarter—Quarter ending June 30, 2009: 21.54%

Worst Quarter—Quarter ending December 31, 2008: -28.36%

*	The above returns do not reflect the contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed if an investor redeems Class C shares within the first year of purchase. If the CDSC was reflected, returns would be less than those shown above.

Average Annual Total Returns for the Periods Ending December 31, 2011

Class C	1 Year [1]	5 Years	10 Years
Return Before Taxes	-5.25%	-3.73%	1.73%
Return After Taxes on Distributions	-5.25%	-4.28%	1.12%
Return After Taxes on Distributions and Sale of Fund Shares	-3.41%	-3.12%	1.51%
S&P 500® Index (w/dividends reinvested)	2.11%	-0.25%	2.92%
Russell 3000® Index (w/dividends reinvested)	1.03%	-0.01%	3.51%
Indices reflect no deductions for fees, expenses or taxes

Adviser Class	1 Year	5 Years	10 Years
Return Before Taxes	-3.55%	-3.00%	2.50%
Return After Taxes on Distributions	-3.55%	-3.51%	1.92%
Return After Taxes on Distributions and Sale of Fund Shares	-2.31%	-2.52%	2.15%
S&P 500® Index (w/dividends reinvested)	2.11%	-0.25%	2.92%
Russell 3000® Index (w/dividends reinvested)	1.03%	-0.01%	3.51%
Indices reflect no deductions for fees, expenses or taxes

[1]	The 1 Year total return figures for Class C assume that the shareholder redeemed at the end of the first year and paid the CDSC of 1.00%. The average annual total returns for Class C shown for 5 Years and 10 Years do not include the CDSC because there is no CDSC if shares are held longer than 1 year.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

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Investment Adviser and Portfolio Managers

The Fund’s investment adviser is Olstein Capital Management, L.P.

Portfolio Manager	Title	Length of Service

Robert A. Olstein	Chairman, Chief Executive Officer, Chief Investment Officer and Co-Portfolio Manager	Since inception

Eric R. Heyman	Director of Research and Co-Portfolio Manager	Since October 2008

Purchase and Sale of Fund Shares

Shareholders may purchase and sell shares on each day that the Fund is open for business, which is normally any day that the New York Stock Exchange is open for unrestricted trading.

Minimum Investment	Initial	Subsequent

Regular Accounts	$1,000	$100
		$(1,000 by wire	)
Qualified Retirement Plans or IRAs	$1,000	$100

The Fund reserves the right to vary the initial and subsequent minimum investment requirements at any time.

To Place Purchase and Sale Orders:

Mail: [Name of Fund and Class]	Overnight: [Name of Fund and Class]	Phone/Wire: (800) 799-2113
c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street 3rd Floor Milwaukee, WI 53202	Representatives are available 9 a.m. - 8 p.m. Eastern Time, Monday through Friday. Telephone Redemptions must be no less than $100 and no greater than $50,000

Please refer to this statutory prospectus and the statement of additional information for more information regarding the purchase and sale of Fund shares.

5

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a financial adviser, broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit the financial intermediary’s website for more information.

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Fund Summary: Olstein Strategic Opportunities Fund

Investment Objectives

The Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Olstein Funds. More information about these and other discounts is available from your financial adviser and in this statutory prospectus under the section entitled “Shareholder Information” on page 29, and in the Fund’s statement of additional information under the section entitled “Distributor” on page 26.

Shareholder Fees	Class A	Class C
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original purchase price or the value of the shares upon redemption within one year of purchase)	None [1]	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None
Redemption Fees	None [2]	None [2]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses[3]	0.73%	0.73%
Total Annual Fund Operating Expenses [4]	1.98%	2.73%
Management Fee Waiver/Expense Reimbursement[4]	(0.38)%	(0.38)%
Net Expenses [4]	1.60%	2.35%

[1]	Purchases of $1 million or more, or purchases into account(s) with accumulated value of $1 million or more, that were not subject to a front-end sales charge are subject to a CDSC of 1.00% if sold within one year of the purchase date.
[2]	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
[3]	Other Expenses include acquired fund fees and expenses, which were less than 0.01% of the Fund’s average net assets.
[4]	OCM has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of both Class A shares and Class C shares of the Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, “non-routine expenses.”) OCM may seek reimbursement of its waived fees and expenses borne under certain circumstances. This contractual fee waiver will remain in effect until at least October 28, 2013.

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Expense Example: The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period, unless otherwise indicated. The examples also assume that you earn a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$704	$1,102	$1,526	$2,701
Class C (assuming sale of all shares at end of period)	$338	$811	$1,411	$3,033
Class C (assuming no sale of shares)	$238	$811	$1,411	$3,033

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.53% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objectives by investing primarily in common stocks of small- and mid-sized companies (“small-cap” or “mid-cap” stocks) that the Fund’s investment adviser, Olstein Capital Management, L.P. (“OCM”), believes are selling at a significant discount to OCM’s proprietary cash flow-based calculation of private market value. For purposes of this investment policy, the Fund considers “small- and mid-sized companies” to be companies with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index (as of August 31, 2012, the Index’s average market capitalization was approximately $2.74 billion).

The stock selection process involves an accounting-driven, free cash flow-based, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company’s underlying business. The stock selection process emphasizes assessing downside risk before considering upside potential, with a particular emphasis on the evaluation of a company’s financial risk as determined by the strength and conservatism of its balance sheet, its ability to produce future excess free cash flow and the quality of its earnings.

8

OCM believes that the management of small- to mid-sized companies face unique strategic choices, challenges and problems, often as a result of the company’s size or expectations for growth. The Fund may employ a distinctive approach that involves engaging as an activist investor in small- to mid-sized companies where OCM perceives that such an approach is likely to add value to the investment process. As a shareholder activist, OCM may make significant investments in small- to mid-sized public companies that it believes are substantially undervalued, often seeking to influence management to undertake specific steps to increase shareholder value. Although the Fund does not have strict limits regarding the size (market capitalization) of companies in which it will invest, the emphasis on small- and mid-sized companies allows the Fund to make significant investments in such companies, which may increase the probability that management will act upon OCM’s strategic recommendations. OCM often focuses on “deep value” situations where it believes that the public market price does not reflect OCM’s estimate of the company’s intrinsic value, or where there is an identifiable impediment to the recognition of private market value. In such situations, OCM will normally approach company management on a cooperative basis offering strategic advice and transactional experience.

When evaluating stocks for the Fund, OCM emphasizes an inferential analysis of financial statements as it seeks to identify early warning alerts (which may not be recognized by the investing public) of directional changes in a company’s future ability to generate normalized free cash flow as well as its potential to grow. When assessing normalized free cash flow and the quality of earnings, OCM checks the accounting practices and assumptions utilized to construct financial statements against the economic reality of a company’s business.

OCM believes stock prices often fall below a company’s private market value as a result of a short-term focus on, or even an overreaction to, negative information regarding the company or its industry, or to just plain negative market psychology. The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at prices that OCM believes can result in above-average capital appreciation if the deviation between stock price and OCM’s estimate of the company’s private market value is corrected by market forces or other catalysts that change perceptions.

Although the Fund uses several valuation methods to determine private market value, all methods emphasize expected future free cash flow after capital expenditures and working capital needs under the assumption that intelligent use of cash flow can build meaningful shareholder value over time. The Fund’s bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of free cash flow. Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.

9

The Fund may invest up to 20% of its net assets in foreign securities, but the Fund’s foreign investments will be limited to investments in developed countries, rather than countries with developing or emerging markets.

Main Risks

There can be no assurance that the Fund will achieve its objectives. Each of the risks listed below has the potential (individually or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Stock Market Risk: The Fund is subject to the risk that stock prices may decline over short or even extended periods of time.

Management Risk: The investment techniques used by OCM may not produce the desired results and cause the Fund to underperform its benchmarks or mutual fund peers.

Small- and Mid-Sized Company Risk: Small- and mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals.

Value Investing Style Risk: The Fund uses a value-oriented investment approach. However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell the security, which can have a negative impact on Fund performance. The Fund may invest in small- and mid-sized companies, which may have a smaller “float” (the number of shares that are available to trade) and attract less market interest, and, therefore, may be subject to liquidity risk.

Foreign Investing Risk: Investing in foreign companies typically involves more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include risks related to currency exchange rate fluctuations, country or government specific issues (for example, terrorism, war, social and economic instability, currency devaluations, and restrictions on foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Performance

The bar chart and tables shown below illustrate the variability of the Fund’s returns. The bar chart indicates the risks of investing in Class C shares of the Fund by showing the changes in the performance of the Class C shares of the Fund from year to year (on a calendar year basis). The tables show how the average annual returns of the Class A and Class C shares for the one-year, five-year and since-inception periods compare with those of the S&P 500® Index and Russell 2500TM Index. The S&P 500® Index represents a broad measure of market performance. The Russell 2500TM Index represents the market sector of small- and mid-sized companies in which the Fund invests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http:// www.olsteinfunds.com or by calling (800) 799-2113.

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Total Return for Class C as of 12/31*

2007	2008	2009	2010	2011
-5.81%	-38.58%	47.24%	26.73%	-8.26%

Total Return from January 1, 2012 to September 30, 2012: 14.58%

Best Quarter—Quarter ending June 30, 2009: 33.08%
Worst Quarter—Quarter ending December 31, 2008: -29.35%

*The above returns do not reflect the CDSC of 1.00%, which is imposed if an investor redeems Class C shares within the first year of purchase. If the CDSC was reflected, returns would be less than those shown above.

Average Annual Total Returns for the Periods Ending December 31, 2011

Class A [1]	1 Year	5 Years	Since Inception (11/1/06)
Return Before Taxes	-12.71%	-0.57%	0.11%
Return After Taxes on Distributions	-12.71%	-0.60%	0.09%
Return After Taxes on Distributions and Sale of Fund Shares	-8.26%	-0.49%	0.09%
S&P 500® Index (w/dividends reinvested)	2.11%	-0.25%	0.53%
Russell 2500TM Index (w/dividends reinvested)	-2.51%	1.24%	2.20%
Indices reflect no deductions for fees, expenses or taxes

Class C	1 Year [2]	5 Year s	Since Inception (11/1/06)
Return Before Taxes	-9.18%	-0.19%	0.52%
Return After Taxes on Distributions	-9.18%	-0.21%	0.50%
Return After Taxes on Distributions and Sale of Fund Shares	-5.96%	-0.17%	0.43%
S&P 500® Index (w/dividends reinvested)	2.11%	-0.25%	0.53%
Russell 2500TM Index (w/dividends reinvested)	-2.51%	1.24%	2.20%
Indices reflect no deductions for fees, expenses or taxes

[1]	The total return figures for Class A include the maximum front-end sales charge of 5.50% imposed on purchases.
[2]	The 1 Year total return figures for Class C assume that the shareholder redeemed at the end of the first year and paid the CDSC of 1.00%. The average annual total returns for Class C shown for 5 Years and Since Inception do not include the CDSC because there is no CDSC if shares are held longer than 1 year.
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Investment Adviser and Portfolio Managers

The Fund’s investment adviser is Olstein Capital Management, L.P.

Portfolio Manager	Title	Length of Service
Robert A. Olstein	Chairman, Chief Executive Officer, Chief Investment Officer and Co-Portfolio Manager	Since inception
Eric R. Heyman	Director of Research and Co-Portfolio Manager	Since inception

Purchase and Sale of Fund Shares

Shareholders may purchase and sell shares on each day that the Fund is open for business, which is normally any day that the New York Stock Exchange is open for unrestricted trading.

Minimum Investment	Initial	Subsequent
Regular Accounts	$1,000	$100
		$(1,000 by wire	)
Qualified Retirement Plans or IRAs	$1,000	$100

The Fund reserves the right to vary the initial and subsequent minimum investment requirements at any time.

To Place Purchase and Sale Orders:

Mail: [Name of Fund and Class]	Overnight: [Name of Fund and Class]	Phone/Wire: (800) 799-2113
c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street 3rd Floor Milwaukee, WI 53202	Representatives are available 9 a.m. - 8 p.m. Eastern Time, Monday through Friday. Telephone Redemptions must be no less than $100 and no greater than $50,000

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Please refer to this statutory prospectus and the statement of additional information for more information regarding the purchase and sale of Fund shares.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a financial adviser, broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit the financial intermediary’s website for more information.

13

The Olstein FundS

The OLSTEIN Investment Philosophy

The Olstein Funds (the “Trust”) follow an accounting-driven, free cash flow-based, value-oriented investing philosophy and approach that emphasizes looking behind the numbers of financial statements. The philosophy was developed by the Trust’s investment adviser, Olstein Capital Management, L.P. (“OCM” or “Olstein”). Olstein’s investment philosophy is based on the belief that the price of a common stock may not reflect the true value of the issuing company’s underlying business. Olstein’s investment team further believes that to achieve long-term investment success through such a value investing approach, an investor must first consider the financial risk inherent in each investment (determined by the quality of a company’s balance sheet and the quality of its earnings) before considering the potential for its capital appreciation.

[Begin Call-Out]

Olstein believes that deviations between a company’s private market value and its stock price present viable investment opportunities for the patient, long-term investor.

[End Call-Out]

Olstein’s investment philosophy emphasizes investing in companies with discernible financial strength, a high quality of earnings and an ability to produce excess free cash flow after capital expenditures and working capital needs. Olstein believes that free cash flow and its intelligent uses build meaningful shareholder value over time. As a result, Olstein’s bottom-up, fundamental analysis seeks to identify companies with unique business fundamentals and a competitive edge, both of which usually provide a greater predictability of future free cash flow.

Olstein’s analysis focuses on how a company’s operations generate sustainable free cash flow; how much of that cash is, or might be, available to investors; and how much investment is required, on an ongoing basis, to maintain and grow the company’s free cash flow. Olstein believes that companies capable of generating sustainable free cash flow have the potential to enhance shareholder value by:

•   Increasing dividend payments

•   Repurchasing company shares

•   Reducing outstanding debt

•   Engaging in strategic acquisitions

•   Withstanding an economic downturn without adopting harmful short-term strategies

•   Being an attractive merger or acquisition target

Although the investment team uses several valuation methodologies to determine a company’s private market value, the investment team emphasizes valuations based on expected free cash flow. For Olstein, reliable valuations require a thorough understanding of a company’s accounting and reporting techniques as well as an assessment of a company’s Quality of Earnings. Olstein’s investment team undertakes an intensive, inferential analysis of the current and historical information contained in a company’s publicly disclosed financial statements and accompanying footnotes, shareholder reports, and other required disclosures to assess the quality of earnings and to alert Olstein to positive or negative factors affecting future free cash flow that may or may not be recognized by the financial markets.

14

The Olstein FundS

Olstein’s accounting-driven financial statement analysis differs from the earnings per share approach and other earnings-related metrics traditionally used by many value managers. Olstein believes that such traditional approaches rely too heavily on earnings guidance provided by a company’s management and may result in timing of stock purchases and sales in an attempt to benefit from market psychology rather than the realization of intrinsic value. Olstein’s investment team seeks to differentiate between companies with aggressive and conservative accounting practices – believing companies that use aggressive accounting practices may be more prone to future negative earnings and revenue surprises, whereas companies that employ conservative accounting practices may exhibit greater predictability of future earnings and future free cash flow. When selecting an investment, Olstein’s objective is not to endorse or criticize the accounting practices of a particular company, but rather, to incorporate into its analysis the adjustments to the company’s financial reports and underlying assumptions necessary to reflect the economic reality of the company’s normalized ability to generate excess cash flow in order to reach a reliable private market valuation.

Olstein’s stock selection process focuses on individual company valuations regardless of predicted market fluctuations and is designed for investors who have the patience to follow a value investing discipline and who are willing to remain invested through market cycles and periods of price volatility. Olstein expects that misperceptions or short-term problems that lead to a company’s temporary undervaluation should reverse within 2 to 3 years and the discounted price paid for the security should enable the Fund holding that investment to achieve its investment objectives if the expected catalyst develops and becomes realized. However, the investments chosen by Olstein may not perform as anticipated. Each Fund’s specific investment objectives, strategies and risks are described separately on the following pages.

15

The Olstein ALL CAP VALUE Fund

Objectives, Strategies and Main Risks

Investment Objectives

The All Cap Value Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income.

These objectives may be changed without shareholder approval; however, the Fund will provide advance notice to shareholders of any change to its investment objectives. There can be no assurance that the Fund will achieve its objectives.

Investment Strategies

Principal Investment Strategies

The All Cap Value Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks that OCM believes are significantly undervalued. The stock selection process emphasizes a consideration of financial risk, determined by the quality of a company’s balance sheet and the quality of its earnings, before considering upside potential. When selecting securities for the All Cap Value Fund’s portfolio, OCM focuses on the criteria, and follows the analytical and valuation methodologies, described in the section of this Prospectus entitled, “The Olstein Investment Philosophy.”

The All Cap Value Fund invests according to OCM’s belief that value opportunities can develop across all market capitalization and style categories, and the restriction of investments according to artificial barriers could inhibit the Fund from achieving its investment objectives. The All Cap Value Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth (growth is a component of the Fund’s definition of value), value, cyclical, or any other category.

The Fund’s stock selection process concentrates on the common stocks of companies that OCM believes are selling below the investment team’s proprietary calculation of private market value. When determining the value of a company, OCM considers quantitative factors, such as, but not limited to, returns on assets, asset turnover, returns on equity, etc., and qualitative factors, such as, but not limited to, an assessment of a company’s competitive positioning, its products and/or services, the effectiveness and execution of its business strategy, the economics and operating dynamics of its industry, and regulatory issues that may affect its business. Although the investment team uses several valuation methodologies to determine a company’s private market value, the investment team emphasizes valuations based on a company’s free cash flow. OCM generally seeks to invest in companies with a cash flow yield (estimated free cash flow divided by market capitalization) that significantly exceeds the prevailing yield of three-year U.S. Treasury securities. OCM prefers comparing free cash flow yield to the yield on three-year U.S. Treasury securities rather than to relative price-to-earnings ratios with overall market measures or other stocks within similar industries because the rate on the three-year U.S. Treasury securities is a better comparative barometer to determine whether one is being adequately compensated for the risk of investing in an equity security.

16

The Olstein ALL CAP VALUE Fund

OCM believes that stock prices often fall below a company’s private market value as a result of short-term focus on or overreaction to several factors, including: a company’s temporary problems, a company’s failure to meet quarterly earnings estimates, or other negative information including short-term industry fundamentals or negative market psychology.

[Begin Call-Out]

OCM also believes that negative market psychology can cause stocks to be temporarily unpopular and, therefore, improperly valued.

[End Call-Out]

The Fund intends to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at prices that OCM believes can result in above average capital appreciation if and when the deviation between stock price and OCM’s estimate of the company’s private market value is corrected by market forces or a catalyst that changes perceptions.

When evaluating stocks for the Fund’s portfolio, OCM emphasizes an inferential analysis of financial statements to assess the quality of earnings reported by the company and to look for early warning alerts of directional changes in a company’s ability to generate free cash flow. Because the quality of earnings and future free cash flow directly affect the valuation of a company, OCM examines and assesses the accounting practices and the choices and assumptions a company makes when constructing its financial statements. OCM seeks to differentiate between companies with aggressive and conservative accounting practices and to identify positive or negative factors affecting a company’s ability to generate future free cash flow that may or may not be recognized by the financial markets.

The Fund’s investment philosophy is based on the belief that an intensive inferential analysis of a company’s financial statements, supporting documents, disclosure practices, and financial statement footnotes is the best way to analyze the capabilities of management, assess the quality of its earnings and the economic reality of the information provided, assess the conservatism of the accounting and disclosure practices, evaluate the company’s financial strength, and, finally, determine the value of the company. When screening investments for the Fund’s portfolio, OCM believes that the quality of a company is associated with the following characteristics:

•	its financial strength
•	its ability to provide excess cash flow
•	the quality of its earnings
•	a high probability of predicting future cash flow based on the company’s unique business fundamentals

17

The Olstein ALL CAP VALUE Fund

The Fund does not utilize more conventional measures such as the number of years in business, sensitivity to economic cycles, industry categorization or the volatility of a company’s stock price when assessing the quality of a company.

Other Investment Strategies

In addition to investing in common stocks, the Fund may invest in other equity securities or securities that have an equity component, such as warrants, rights, or securities that are convertible into common stock.

The Fund also may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, including American Depositary Receipts (“ADRs”), which are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying foreign securities. The Fund’s foreign investments will be limited to investments in companies in developed countries, rather than in countries with developing or emerging markets.

The Fund will purchase stocks that meet its value criteria and, if OCM concludes that suitable undervalued securities are not available, the Fund may invest all or a portion of its assets in cash or short-term fixed income or money market securities until suitable equity securities are available. At such times, the Fund will pursue its secondary investment objective of income.

Main Risks

Investments in the Fund carry certain inherent risks. Discussed below are the main risks of investing in the Fund. Each of these risks has the potential (individually or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Stock Market and Management Risk

Like all mutual funds, an investment in the Fund is subject to the risk that prices of securities may decline over short, or even extended, time periods, or that the investments chosen by OCM may not perform as anticipated. Also, OCM makes all decisions regarding the Fund’s investments. Therefore, the Fund’s investment success depends on the skill of OCM in evaluating, selecting and monitoring the Fund’s investments. OCM may be incorrect in its judgment of the value of particular stocks, which may cause the Fund to underperform its benchmarks or mutual fund peers.

Value Investing Style Risk

The Fund uses a value-oriented investment approach. However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated. Also, OCM’s calculation of a stock’s private market value involves estimates of future cash flow, which may prove to be incorrect and, therefore, could result in sales of the stock at prices lower than the Fund’s original purchase price.

18

The Olstein ALL CAP VALUE Fund

Foreign Investing Risk

Investing in foreign companies typically involves more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

19

The Olstein STRATEGIC OPPORTUNITIES Fund

Objectives, Strategies and Main Risks

Investment Objectives

The Strategic Opportunities Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income.

These objectives may be changed without shareholder approval; however, the Fund will provide advance notice to shareholders of any change to its investment objectives. There can be no assurance that the Fund will achieve its objectives.

Investment Strategies

Principal Investment Strategies

OCM believes that management of small- to mid-sized companies face unique strategic choices, challenges and problems, often as a result of the company’s size or expectations for growth. OCM also believes that the markets’ short-term reactions to such situations often create unique investment opportunities for the long-term investor. The Fund seeks to achieve its objectives by investing primarily in common stocks of small- and mid-sized companies (“small-cap” or “mid-cap” stocks) that OCM believes are selling at a significant discount to OCM’s proprietary cash flow-based calculation of private market value. When selecting securities for the Strategic Opportunities Fund’s portfolio, OCM focuses on the criteria, and follows the analytical and valuation methodologies, described in the section of this Prospectus entitled, “The Olstein Investment Philosophy.” In addition, the Strategic Opportunities Fund may employ a distinctive approach that involves engaging as an activist investor in situations where OCM perceives that such an approach is likely to add value to the investment process. Although the Fund does not have strict limits regarding the size (market capitalization) of companies in which it will invest, the emphasis on small- and mid-sized companies allows the Fund to make significant investments in such companies, which may increase the probability that management will act upon OCM’s strategic recommendations.

For purposes of this investment policy, the Fund considers “small- and mid-sized companies” to be companies with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index. The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. As of August 31, 2012, the average market capitalization of the companies in the Russell 2500TM Index was approximately $2.74 billion and the median market capitalization of the companies in the Russell 2500TM Index was approximately $685 million.

OCM believes that opportunities to buy undervalued stocks of small- and mid-sized companies may arise from many factors including, but not limited to:

•	the negative psychology of crowds
•	misperceptions of, and investor overreaction to, short-term problems or negative news

20

The Olstein STRATEGIC OPPORTUNITIES Fund

•	the earnings power of such companies may be underappreciated
•	the potential of such companies to generate future free cash flow may be unrecognized
•	such companies may be less prone to identify that change is needed to improve financial results

•	some of these companies may have little following among investors

•	such companies may have a higher probability of having unrecognized business lines and hidden or undervalued assets

When evaluating stocks for the Fund, OCM emphasizes an inferential analysis of financial statements to assess the quality of earnings reported by the company and to identify early warning alerts of directional changes in the company’s ability to generate free cash flow. Because the quality of earnings and future excess cash flow directly affect the valuation of a company, OCM examines and assesses the accounting practices and choices a company makes when constructing its financial statements. OCM seeks to differentiate between companies with aggressive and conservative accounting practices and to identify positive or negative factors affecting a company’s ability to generate future free cash flow that may or may not be recognized by the financial markets.

The Fund may also engage in shareholder activism as a form of value investing.

[Begin Call-Out]

As a shareholder activist, OCM may make significant investments in public companies that it believes are substantially undervalued, often seeking to influence management to undertake specific steps to increase shareholder value. The Fund will focus on companies for which OCM has identified strategic alternatives that are being implemented, or could be implemented, by management that have the potential to narrow the valuation gap between market price and OCM’s proprietary calculations of private market value.

[End Call-Out]

OCM often focuses on “deep value” situations where it believes that the public market price does not reflect OCM’s estimate of the company’s intrinsic value, or where there is an identifiable impediment to the recognition of private market value. In such situations, OCM will normally approach company management on a cooperative basis to offer strategic advice. Desired outcomes of the Fund’s shareholder activism may include, but are not limited to, the liquidation of non-core assets, share repurchases, a dividend of excess cash, a new or changed management team, material changes in management policies, the removal of a “poison pill,” or a merger or sale of the company.

Although the investment manager’s intent is to acquire a significant investment in the stock of a target company as an activist investor, it is possible that news, price movements, or other market or economic conditions may cause OCM to stop acquiring a stock or to sell an existing position.

21

The Olstein STRATEGIC OPPORTUNITIES Fund

Other Investment Strategies

In addition to investing in common stocks, the Fund may invest in other equity securities or securities that have an equity component, such as warrants, rights, or securities that are convertible into common stock. Within regulatory limits, the Fund also may invest in other investment companies, exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to appropriate sectors or portions of the U.S. equity markets while maintaining liquidity.

The Fund also may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, including ADRs. The Fund’s foreign investments will be limited to investments in companies in developed countries, rather than in countries with developing or emerging markets.

The Fund will purchase stocks that meet its value criteria and, if OCM concludes that suitable undervalued securities are not available, the Fund may invest all or a portion of its assets in cash or short-term fixed income or money market securities until suitable equity securities are available. At such times, the Fund will pursue its secondary investment objective of income.

Main Risks

Investments in the Fund carry certain inherent risks. Discussed below are the main risks of investing in the Fund. Each of these risks has the potential (individually or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Stock Market and Management Risk

Like all mutual funds, an investment in the Fund is subject to the risk that prices of securities may decline over short, or even extended, time periods, or that the investments chosen by OCM may not perform as anticipated. Also, OCM makes all decisions regarding the Fund’s investments. Therefore, the Fund’s investment success depends on the skill of OCM in evaluating, selecting and monitoring the Fund’s investments. OCM may be incorrect in its judgment of the value of particular stocks, which may cause the Fund to underperform its benchmarks or mutual fund peers.

Small- and Mid-Sized Company Risk

The securities of companies with small- and mid-sized capitalizations may be more vulnerable to adverse business or economic events and may involve greater investment risks than the securities of larger, more established companies. Small- and mid-sized companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the securities of small- and mid-sized capitalization companies may be subject to more abrupt or erratic price movements, may have more limited marketability, and may be less liquid than securities of companies with larger capitalizations. Securities of small- and mid-sized companies also may pay no, or only small, dividends.

22

The Olstein STRATEGIC OPPORTUNITIES Fund

Value Investing Style Risk

The Fund uses a value-oriented investment approach. However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated. Also, OCM’s calculation of a stock’s private market value involves estimates of future cash flow, which may prove to be incorrect and, therefore, could result in Fund sales of the stock at prices lower than the Fund’s original purchase price.

Liquidity Risk

The securities of many small- and mid-sized companies may have a smaller “float” (the number of shares that are available to trade) and attract less market interest and, therefore, may be subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell the security. If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund performance.

Foreign Investing Risk

Investing in foreign companies typically involves more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

23

FUND INFORMATION

Management Of The Funds

The Funds’ investments and day-to-day business operations are managed by Olstein Capital Management, L.P. (“OCM”), 4 Manhattanville Road, Purchase, New York 10577-2119, subject to supervision by the Board of Trustees of the Trust. The members of the Board of Trustees are fiduciaries for the Funds’ shareholders and establish policy for the operation of the Trust.

As investment manager, OCM selects investments for the Funds and supervises each Fund’s portfolio transactions to buy and sell securities, all according to each Fund’s stated investment objectives and policies. OCM is also responsible for selecting brokers and dealers to execute the Funds’ portfolio transactions. OCM may place transactions through itself or Fund affiliates, subject to the Securities and Exchange Commission (“SEC”) rules designed to ensure fairness of commissions. OCM provides, on a reimbursable basis, administrative and clerical services, office space and other facilities for the Funds and keeps certain books and records for the Funds. To date, OCM has chosen not to accrue or seek reimbursement for such expenses from the Funds.

Pursuant to separate Investment Management Agreements between the Trust and OCM for the All Cap Value and Strategic Opportunities Funds, each Fund is obligated to pay OCM an annual fee for its investment management services. The total annual advisory fees that the All Cap Value Fund and Strategic Opportunities Fund pay OCM (as a percentage of the applicable Fund’s average daily net assets) is as follows:

Fund Assets	Management Fee

All Cap Value Fund
On the first $1 billion	1.00%
Over $1 billion up to $1.5 billion	0.95%
Over $1.5 billion up to $2.0 billion	0.90%
Over $2.0 billion up to $2.5 billion	0.85%
Over $2.5 billion up to $3.0 billion	0.80%
Over $3.0 billion	0.75%

Strategic Opportunities Fund
All assets	1.00%

For the fiscal year ended June 30, 2012, the All Cap Value Fund paid OCM a management fee of 1.00% of its average daily net assets. OCM waived $84,205 of its management fee with respect to the Strategic Opportunities Fund during the fiscal year ended June 30, 2012. OCM has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of both Class A shares and Class C shares of the Strategic Opportunities Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses. OCM may seek reimbursement of its waived fees and expenses borne for a three-year period following such fee waivers and expense reimbursements, provided that the reimbursement by the Fund to OCM will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses, to exceed the expense cap as then may be in effect for the Fund. This contractual fee waiver will remain in effect until at least October 28, 2013.

24

FUND INFORMATION

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreements between the Trust, on behalf of each of the Funds, and OCM is available in the Funds’ semi-annual report to shareholders for the semi-annual period ended December 31, 2011.

Portfolio Managers

Robert A. Olstein serves as the Chairman, Chief Executive Officer and Chief Investment Officer of OCM. Mr. Olstein is the Co-Portfolio Manager for each Fund and, as OCM’s Chief Investment Officer, has primary responsibility and final decision-making authority for the management of the Funds’ portfolios of securities. Mr. Olstein also serves as Trustee, Chairman and President of the Trust. Mr. Olstein has been engaged in various aspects of securities research and portfolio management for both institutional and retail clients since 1968. In 1971, he co-founded the “Quality of Earnings Report” service, which pioneered the idea of utilizing inferential screening of financial statements to identify early warning alerts of potential changes in a company’s future earnings power, and thus, the value of its stock. Prior to forming OCM, Mr. Olstein managed portfolios for individuals, corporations and employee benefit plans as Senior Vice President/Senior Portfolio Manager at Smith Barney Inc. and its predecessor companies between 1981 and 1995. Mr. Olstein is a senior member of the New York Society of Securities Analysts and a fellow member of the Financial Analysts Federation. He is a past recipient of the Financial Analysts Federation (now CFA Institute) Graham & Dodd Scroll Award, has testified before the Banking Committee of the United States Senate on bank accounting practices and the Senate Banking Committee on bank accounting, and has been quoted in, and is the author of, numerous articles on corporate reporting and disclosure practices in publications such as The Wall Street Journal, Business Week, The New York Times, Barron’s, and other financial publications. Mr. Olstein periodically appears as a guest commentator on Fox News Channel, CNBC, and CNN. Mr. Olstein holds an M.B.A. in Accounting and a B.A. in Mathematical Statistics from Michigan State University. Mr. Olstein has served as the Portfolio Manager or Co-Portfolio Manager for the All Cap Value Fund and as the Co-Portfolio Manager for the Strategic Opportunities Fund since their inception.

25

FUND INFORMATION

Eric R. Heyman serves as Director of Research for OCM and Co-Portfolio Manager of each Fund. As Co-Portfolio Manager, Mr. Heyman works with Mr. Olstein in the day-to-day decision-making and portfolio activities for each Fund. Mr. Heyman has been with OCM since 1996 and was named Director of Research in June 2005. As Director of Research, Mr. Heyman documents and maintains OCM’s valuation models, valuation procedures and research methodology and oversees the ongoing generation of investment ideas, sector and company coverage, and the orderly flow of information throughout the Research Department. Previously, Mr. Heyman held the position of Accountant with Norstar Energy, a subsidiary of Orange and Rockland Utility. Mr. Heyman has been quoted or featured in numerous business media outlets, such as The New York Times, BusinessWeek, SmartMoney, The Wall Street Transcript, Crain’s Financial Week, Bottom Line Personal, and the Associated Press. Mr. Heyman holds a B.B.A. in Accounting from Pace University. Mr. Heyman has been a Co-Portfolio Manager of the Strategic Opportunities Fund since its inception, and has been Co-Portfolio Manager of the All Cap Value Fund since October 2008.

The Funds’ Statement of Additional Information (“SAI”) furnishes additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and each Portfolio Manager’s ownership of securities in the Funds that he manages.

Fund Distribution

OCM serves as each Fund’s principal underwriter and national distributor. Shares of the Funds are offered to investors through “financial advisers” such as brokers, dealers, banks (including bank trust departments), investment advisers, financial planners, retirement plan administrators and other financial intermediaries that have a selling, servicing, administration or similar agreement with OCM. OCM also engages directly in sales efforts, provides marketing and shareholder servicing support for the Funds, and coordinates the distribution activities of the Funds, service providers and financial advisers. OCM is the broker-dealer primarily responsible for a significant percentage of shareholder accounts.

Sales Charges. As described in this Prospectus, shareholders of Class A and Class C shares may pay initial or deferred sales charges that compensate OCM and other financial advisers for sales activities. Shareholders of Adviser Class shares do not pay initial or deferred sales charges.

Rule 12b-1 Distribution and Shareholder Servicing Fees. Financial advisers and OCM are also compensated by the Funds through Rule 12b-1 distribution and shareholder servicing fees. The Funds have adopted Shareholder Servicing and Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each 12b-1 Plan assesses fees to the Class that are used to compensate financial advisers for sales of shares of the Class and for shareholder and distribution services provided to that Class’ shareholders. Because these fees are paid out of the assets of a Class on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Class A Plan, the assets of the Fund’s Class A shares are subject to annual fees totaling 0.25% of the average daily net assets of the Class. Under the Adviser Class Plan, the assets of the Fund’s Adviser Class shares are subject to annual fees totaling 0.25% of the average daily net assets of the Class. Under the Class C Plan, the assets of a Fund’s Class C shares are subject to annual fees totaling 1.00% of the average daily net assets of the Class. Seventy-five percent of the fee payable under the Class C Plan may be used to compensate OCM and financial advisers for distribution-related activities, which may include the preparation, printing and distribution of prospectuses, sales materials, reports, advertising, media relations and other distribution-related expenses, including allocable overhead and compensation of OCM officers and personnel involved in sales and marketing activities. The fees also cover payments to financial advisers with respect to sales of Class C shares. The remaining twenty-five percent of the fee is a shareholder servicing fee used to compensate OCM and financial advisers for ongoing servicing and maintenance of each Fund’s Class C shareholder accounts. Such shareholder servicing activities include responding to shareholder inquiries or providing other similar services not otherwise required to be provided by OCM or the Funds’ administrator.

26

FUND INFORMATION

Payments under the 12b-1 Plans are not tied exclusively to distribution or shareholder servicing expenses actually incurred by OCM or others, and the payments may exceed or be less than the amount of expenses actually incurred.

To promote the sale of the Funds’ Class C shares, OCM usually makes up-front payments from its own resources to financial advisers in amounts up to 1.00% of the amount invested by their clients in the Class C shares of the Funds. In order to recoup these up-front payments, OCM receives all of the 12b-1 fees during the first year. After one year, financial advisers receive the entire ongoing 12b-1 fees associated with their clients’ investments. Up-front payments to financial advisers are financed solely by OCM and are not financed by investors or the Funds. In certain cases, OCM will not make an up-front payment from its own resources to financial advisers whose clients purchase Class C shares of the Funds. In these situations, the financial adviser begins receiving Rule 12b-1 distribution and shareholder servicing fees immediately, and no CDSC will be imposed on redemptions of shares held less than one year.

Revenue Sharing. OCM also pays additional compensation, at its own expense and not as an expense of the Funds, to certain unaffiliated financial advisers. These payments may be for marketing, promotional or related services in connection with the sale or retention of Fund shares and/or for shareholder servicing. Such payments also may be paid to financial advisers for providing recordkeeping, sub-accounting, transaction processing, due diligence, training, operations and systems support and other shareholder or administrative services in connection with investments in the Funds. The existence or level of payments made to a qualifying financial adviser in any year will vary and may be substantial. Such payments are based on factors that include differing levels of services provided by the financial adviser, the level of assets maintained in the financial adviser’s customer accounts, sales of new shares by the financial adviser, the placing of the Funds on a recommended or preferred list, providing the Funds with “shelf space” and/or a higher profile for the financial adviser’s consultants, sales personnel and customers, access to a financial adviser’s sales personnel and other factors. These payments to financial advisers are in addition to the distribution and service fees and sales charges described in this Prospectus. OCM makes revenue sharing payments from its own profits or resources. Generally, OCM pays such amounts from its own resources when the selling and/or servicing fees required by financial advisers exceed the amount of 12b-1 fees that may be available from the Funds. Any such revenue sharing payments will not change the net asset value or the price of a Fund’s shares. To the extent permitted by SEC and the Financial Industry Regulatory Authority, Inc. (“FINRA”) rules and other applicable laws and regulations, OCM may pay or allow other promotional incentives or payments to financial advisers.

27

FUND INFORMATION

Revenue sharing payments may create a financial incentive for financial advisers and their sales personnel to highlight, feature or recommend funds based, at least in part, on the level of compensation paid. If one mutual fund sponsor or distributor makes greater payments for distribution assistance than sponsors or distributors of other mutual funds, a financial adviser and its salespersons may have a financial incentive to favor sales of shares of one mutual fund complex over another or over other investment options. You should consult with your financial adviser and review carefully any disclosures they provide regarding the potential conflicts of interest associated with the compensation they receive in connection with investment products they recommend or sell to you.

For more information, please see the SAI.

28

SHAREHOLDER INFORMATION

Share Classes of the Funds

Each Fund offers two classes of shares. The All Cap Value Fund offers Adviser Class shares and Class C shares, and the Strategic Opportunities Fund offers Class A shares and Class C shares.

Share Class Available for Investment
	Class A	Class C	Adviser Class

All Cap Value Fund	No	Yes	Yes

Strategic Opportunities Fund	Yes	Yes	No

Each share class of a Fund represents an investment in that Fund’s portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best suits your situation. When you purchase shares of the Funds, you must choose a share class. If none is chosen, an investment in the All Cap Value Fund will be made in Class C shares, and an investment in the Strategic Opportunities Fund will be made in Class A shares.

Please note, foreign investors generally are not permitted to invest in the Funds.

You should consider several factors when choosing a share class, including:

•	How long you expect to own the shares;

•	How much you plan to invest;

•	Total expenses associated with owning each share class;

•	Whether you qualify for any reduction or waiver of sales charges; and

•	Whether you plan on redeeming shares in the near future.

Each investor’s financial considerations will differ. You should consult with your financial adviser who can assist you in deciding on the best share class for your situation.

ADVISER CLASS SHARES (All Cap Value Fund Only)

Adviser Class shares are generally only offered for sale through a “financial adviser,” such as a broker, dealer, bank (including a bank trust department), investment adviser, financial planner, retirement plan administrator or other financial intermediary and other financial professionals that charge a separate fee for advisory or administrative services. The Adviser Class is also available to officers, Trustees, Directors and employees of OCM (or any investment company managed by OCM) or any affiliate of OCM, and members of their families, including trusts established for the benefit of the foregoing. In addition, the Adviser Class is available to employees of brokerage firms that are in good standing with FINRA, employees of financial planning firms who place orders for the Funds through a member in good standing with FINRA, and the families (limited to spouses, domestic partners, and dependent children under age 21) of both types of employees, provided that the orders are placed through a FINRA member firm that has signed an agreement with OCM to sell Fund shares. There are no sales charges imposed by the Fund on Adviser Class shares. Adviser Class shares are generally not sold directly by the Fund to individual investors. The expenses presented in the Shareholder Fees/Annual Fund Operating Expenses table above do not include any separate advisory fees that may be charged by financial advisors.

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SHAREHOLDER INFORMATION

The Rule 12b-1 distribution and shareholder servicing fees are lower for this class of shares than the All Cap Value Fund’s Class C shares because the financial advisers selling this class usually charge investors an additional (usually asset based) fee for advisory services and perform distribution, administration and/or shareholder services that benefit the All Cap Value Fund. For more information regarding the Adviser Class shares Rule 12b-1 fee, see the section entitled “Rule 12b-1 Distribution and Shareholder Servicing Fees” under the heading “Fund Distribution” above.

You should contact your financial adviser to purchase Adviser Class shares of the All Cap Value Fund.

CLASS A SHARES (Strategic Opportunities Fund Only)

Class A shares of the Strategic Opportunities Fund are generally offered for sale through financial advisers, such as brokers, dealers, investment advisers, and financial planners and directly from the Fund. The expenses presented in the Shareholder Fees/Annual Fund Operating Expenses table above do not include any separate advisory fees that may be charged by financial advisors.

Class A shares have a maximum front-end sales charge of 5.50% that is included in the offering price of the Class A shares. The “offering price” of the shares includes the front-end sales charge, which is deducted from the shareholder’s initial purchase of shares, as described in more detail below. This sales charge is paid at the time of purchase and is not invested in the Fund. Class A shares representing reinvestment of dividends are not subject to this front-end sales charge. Class A shares are generally not subject to a CDSC, except as discussed below.

The front-end sales charges for Class A shares are assessed as follows:

	Sales Charge as a Percentage of:
Amount of Investment	Offering Price	Net Amount Invested
Less than $50,000	5.50%	5.82%
$50,000 to $99,999	4.50%	4.71%
$100,000 to $249,999	3.50%	3.63%
$250,000 to $499,999	2.50%	2.56%
$500,000 to $999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%

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SHAREHOLDER INFORMATION

[1]	A CDSC of 1.00%, based on the lesser of the original purchase price or the value of such shares at the time of redemption, is charged on shares sold within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1.00% charge.

Class A shares also are subject to an ongoing Rule 12b-1 distribution and shareholder servicing fee of 0.25% of the average daily net assets of Class A shares of a Fund. The Rule 12b-1 distribution and shareholder servicing fees are lower for this class of shares than the Strategic Opportunities Fund’s Class C shares because the financial advisers selling this class can receive an additional front-end sales charge for advisory services and perform distribution, administration and/or shareholder services that benefit the Strategic Opportunities Fund.  For more information regarding the Class A shares Rule 12b-1 fee, see the section entitled “Rule 12b-1 Distribution and Shareholder Servicing Fees” under the heading “Fund Distribution” above.

Sales Charge Waivers for Class A Shares

The Fund’s Class A front-end sales charge will not apply to Class A shares purchased by or through:

1.	An Officer, Trustee, Director or employee of OCM (or any investment company managed by OCM), any affiliate of OCM, the Funds’ custodian bank or Transfer Agent and members of their families, including trusts established for the benefit of the foregoing.

2.	Employees of brokerage firms that are in good standing with FINRA, employees of financial planning firms who place orders for the Funds through a member in good standing with FINRA, and the families (limited to spouses, domestic partners, and dependent children under age 21) of both types of employees, provided that the orders are placed through a FINRA member firm that has signed an agreement with OCM to sell Fund shares.

3.	Customers of bank trust departments, companies with trust powers, brokers, dealers and investment advisers who charge fees for services, including brokers and dealers who utilize wrap fee or similar arrangements, subject to the conditions, fees and restrictions imposed by these persons.

4.	Clients of administrators or other service providers of tax-qualified employer-sponsored retirement plans that have entered into agreements with OCM.

5.	Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial adviser that has made special arrangements with OCM for those purchases.

6.	Charities, charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, where purchases are made directly through the Transfer Agent.

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SHAREHOLDER INFORMATION

7.	Shareholders who originally paid a front-end sales charge on Class A shares of a Fund and reinvest the money in the same Fund or a different Fund of the Trust up to the amount previously redeemed within 180 days of the redemption date. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the Fund’s Transfer Agent or your financial adviser in writing at the time of the transaction about the prior redemption.

8.	Shareholders exercising the exchange privilege, as described in this Prospectus.

Sales Charge Reductions for Class A Shares

As shown in the table above, larger purchases of Class A shares can reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchases as described below.

Rights of Accumulation. A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on purchases of Class A shares by combining a current purchase with certain other shares of either of the Funds already owned. To determine if you qualify for a reduction of the front-end sales charge, the amount of your current purchase is added to the current net asset value of your other Adviser Class shares, Class A shares and Class C shares, as well as those Adviser Class shares, Class A shares and Class C shares of your spouse or domestic partner, and dependent children under the age of 21 residing in the same household. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts invested in Adviser Class shares, Class A shares and Class C shares of the Funds. Companies with one or more retirement plans may add together the total plan assets invested in Adviser Class shares, Class A shares and Class C shares of the Funds to determine the front-end sales charge that applies. To qualify for the discount, when each purchase is made the financial adviser or shareholder must provide the Funds’ Transfer Agent with sufficient written information concerning qualifying related accounts to verify that the purchase qualifies for the privilege or discount, as discussed below under “Note on Sales Charge Reductions and Waivers for Class A Shares.” The right of accumulation may be amended or terminated by the Funds at any time as to subsequent purchases.

Shares purchased through a financial adviser may be subject to different procedures concerning Rights of Accumulation. Please contact your financial adviser for more information.

Letter of Intent. By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Adviser Class shares, Class A shares and Class C shares of the Funds. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. The minimum initial investment under an LOI is 5.50% of the intended amount, and must be invested immediately. Shares equal to 5.50% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount originally intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

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SHAREHOLDER INFORMATION

If you establish an LOI, you can aggregate your accounts as well as the accounts of your spouse or domestic partner, and dependent children under the age of 21 residing in the same household. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Note on Sales Charge Reductions and Waivers for Class A Shares

Additional information concerning sales charge reductions and waivers is available in the SAI. If you think you qualify for any of the sales charge waivers or reductions described above, you will need to notify and provide documentation to your financial adviser or the Fund’s Transfer Agent. You will also need to notify your financial adviser or the Fund’s Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales charge breakpoints. Information you may need to provide to your financial adviser or the Funds includes:

•	Information or records regarding shares of the Funds held in all accounts at any financial adviser;

•	Information or records regarding shares of the Funds held in any account at any financial adviser by related parties of the shareholder, such as members of the same family; and/or

•	Any other information that may be necessary for the Funds to determine your eligibility for a reduction or waiver of a sales charge.

For more information, you should contact your financial adviser or the Funds.

CLASS C SHARES

Class C shares of each Fund are offered to the public through financial advisers, such as brokers, dealers, investment advisers and financial planners, and directly by the Funds. You may purchase Class C shares of a Fund by following the instructions for purchasing shares as described under the section in this Prospectus entitled, “How to Purchase Shares.”

Class C Sales Charges

Class C shares of a Fund that are redeemed within the first year of purchase may be subject to a CDSC of 1.00% based on the lesser of the original purchase price or the value of such shares at the time of redemption. There is no CDSC if Class C shares are redeemed more than one year after purchase or in certain cases where OCM does not make an up-front payment from its own resources to the shareholder’s financial adviser. Class C shares also are subject to an ongoing Rule 12b-1 distribution and shareholder servicing fee of 1.00% of the average daily net assets of Class C shares of a Fund. For more information regarding the Class C shares Rule 12b-1 fee, see the section entitled, “Rule 12b-1 Distribution and Shareholder Servicing Fees” under the heading “Fund Distribution” above. Class C shares are not subject to a front-end sales charge.

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SHAREHOLDER INFORMATION

The CDSC charges for Class C shares are assessed on redemptions as follows:

CDSC
Year After Purchase Made	(as a % of dollar amount subject to charge)
Up to 1 year:	1.00%
After 1 full year:	None

CDSC Waivers

To obtain a waiver of the current CDSC, you must notify the Funds, which may require evidence of your qualification. The Funds’ CDSC will not apply to the following redemptions:

1.	Participants in 401(k) or 403(b) plans for which a Fund is listed as an investment option and OCM is listed as broker of record.

2.	Certain shareholders exercising the exchange privilege, as described in the section entitled “How to Exchange Shares” below.

3.	Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70-1/2 (waiver applies only to amounts necessary to meet the required minimum amount).

4.	The death of the shareholder.

In addition, Fund shareholders who reinvest the entire amount of their redemption proceeds in Class C shares of the same Fund or a different Fund within forty-five (45) days of redeeming Class C shares of a Fund of the Trust, will receive the number of shares equal in value to their reinvested redemption proceeds plus the number of shares necessary to reimburse the amount of the CDSC they paid at redemption based on the net asset value per share of the particular Fund’s Class C shares at the time of reinvestment. The repurchase of shares must occur within the same account as the redemption or into an identically registered account in another Class C Fund. All Class C shares purchased pursuant to this reinstatement privilege will be liable for future CDSCs on redemptions as of the date of repurchase. You should be sure to notify the Funds’ Transfer Agent upon such a repurchase when you wish to exercise this reimbursement privilege.

NOTE ON SALES CHARGES

Information regarding the Funds’ distribution arrangements and the applicable sales charge reductions and waivers is available on the Funds’ website, free of charge, at http://www.olsteinfunds.com.

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SHAREHOLDER INFORMATION

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

Householding Notice

In order to reduce expenses, a Fund may deliver a single copy of a prospectus or a financial report to shareholders with the same residential address, provided they have the same last name or the Fund reasonably believes them to be members of the same family. Unless a Fund is notified otherwise, the Fund will continue to send you only one copy of these materials for as long as you remain a shareholder in The Olstein Funds. If you would like to receive individual mailings, please call (800) 799-2113 and you will be sent a separate copy of these materials.

Pricing of Fund Shares

Each Fund’s classes of shares invest in the same portfolio of investments. For each Fund, the offering price for each class of shares is the net asset value per share (“NAV”) of that particular class plus any applicable sales charge. A Fund’s NAV is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the Funds are open for business (normally any day that the New York Stock Exchange is open for unrestricted trading). The New York Stock Exchange is closed on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The price at which purchase and redemption requests are completed is based on the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. For each Fund, each Class’ NAV is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities, by the number of shares outstanding for that Class ((assets – liabilities)/number of shares = NAV). The NAV for each Class takes into account the expenses and fees of that Class of each Fund, including management, distribution and shareholder servicing fees, which are accrued daily. Each Class of shares of each Fund has its own NAV, which reflects that respective Class’ distribution and shareholder servicing fees.

Each Fund’s equity securities are valued at their market value, which usually means the last quoted sale price on the security’s principal exchange that day. However, securities traded on the NASDAQ NMS or Small Cap exchanges are valued at the NASDAQ Official Closing Price. Lacking any sales, an equity security usually is valued at the mean between the closing bid and ask price. If such market quotations are not readily available, the equity securities may be valued at their fair value, as described below. Debt securities, other than short-term investments having a maturity of less than 60 days, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. In the absence of market quotations or matrix-derived prices from the pricing service, the security may be valued at its fair value, as described below. Short-term investments with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, which approximates market value, unless the Trust’s Board of Trustees determines that this does not represent fair value.

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SHAREHOLDER INFORMATION

If market quotations are not readily available, or if OCM, in its discretion, has reason to believe that the market quotations that are available may not accurately reflect the fair value of a particular security, the security will be valued at its fair market value as determined in good faith under procedures adopted by the Board of Trustees. By fair valuing a security, the price of which may have been affected by (i) events occurring after the close of trading in its market or (ii) news after the last market pricing of the security, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in the dilution of shareholder interests or other harm to shareholders. In view of the types of securities commonly held by the Funds, including the fact that the foreign securities generally are either depositary receipts or securities of foreign companies traded on U.S. exchanges, the market prices at the time that the Funds determine their NAVs normally will reflect the relevant information, and therefore not require fair value pricing. In addition, the Funds may use third party pricing services to provide prices of certain portfolio securities. The use of fair value pricing, as described above, may result in a Fund’s pricing a particular portfolio security differently than other funds that may hold the same security.

Because the Funds may invest in securities of other investment companies, the NAVs of the All Cap Value Fund and Strategic Opportunities Fund may include NAVs of other investment companies in which that Fund invests. The prospectuses for such other investment companies explain the circumstances under which these companies will use fair value pricing and the effects of such pricing.

The SAI contains additional information regarding the pricing of the Funds’ shares.

How to Purchase Shares

You may purchase shares at the first NAV, plus any applicable sales charge, calculated after the Funds’ Transfer Agent receives and accepts your purchase order in proper form as described below. The Funds or their service providers have entered into arrangements authorizing certain financial advisers (or their agents) to accept purchase and redemption orders for Fund shares. The Funds will be deemed to have received an order when an authorized financial adviser (or its agent) accepts the order, and the investor will receive the NAV, plus any applicable sales charge, next calculated.

The Funds will not accept payment in cash, money orders or cashier’s checks, unless the cashier’s checks are in excess of $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept postdated checks, postdated on-line bill pay checks, or any conditional order or payment. All checks should be made payable to the Fund in which you are investing. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars.

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SHAREHOLDER INFORMATION

Your purchase of Fund shares is subject to annual 12b-1 Plan expenses. Your purchase of Class A shares may be subject to a front-end sales charge. If you redeem Class C shares within one year of purchase, the shares may be subject to a CDSC. In addition, in certain cases, if you redeem Class A shares within one year of purchase, the shares may be subject to a CDSC.

Financial advisers, such as brokers, dealers, investment advisers and financial planners, may charge their customers a processing or service fee in connection with the purchase of Fund shares. The amount and applicability of any such fee is determined and disclosed to its customers by each individual financial adviser. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the SAI. Your financial adviser should provide you with specific information about any processing or service fees you will be charged.

The following table describes the initial and subsequent investment minimums for the Funds:

Minimum Investments	Initial	Subsequent
Regular Accounts	$1,000	$100
		$(1,000 by wire	)
Qualified Retirement Plans or IRAs	$1,000	$100

The Funds reserve the right to vary or waive the initial and subsequent minimum investment requirements at any time.

If you open up an account to purchase shares of a Fund, under the unclaimed property laws of various states your property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

REQUIRED PURCHASER INFORMATION

The Trust, on behalf of the Funds, has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds are required to obtain the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	Full name
•	Date of birth (individuals only)
•	Social Security or tax identification number
•	Permanent street address (P.O. Box only is not acceptable)
•	Additional documentation will be required for accounts opened by entities, such as corporations, companies or trusts.

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SHAREHOLDER INFORMATION

Please note that your application will be returned if you fail to provide any of the information listed above and your account will not be opened. If you require additional assistance when completing your application, please contact the Funds at (800) 799-2113. If a Fund does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction in the account until the Fund receives information that it believes is sufficient to identify the account. The Funds reserve the right to close an account within five business days if clarifying information is not received.

Frequent Trading of Fund Shares

Although the Funds provide shareholders with daily liquidity, the Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity (including purchases, sales and exchanges of Fund shares in response to short-term market fluctuations) that may be harmful to the Funds, including, but not limited to, market timing. The Funds believe that short-term or excessive trading into and out of the Funds has the potential to disrupt portfolio management strategies, harm performance and increase Fund expenses for all shareholders, including long-term shareholders. The Funds do not encourage or accommodate excessive, short-term trading.

The Funds monitor shareholder trading activity and seek to identify investors who are engaging in market timing or short-term trading. In instances where the Funds identify investors who may be engaging in abusive market timing patterns (directly or through their financial advisers), the Funds may reject trades from those investors (or from clients of those financial advisers).

Because the Funds are designed for long-term investors, the Board of Trustees has adopted policies and procedures that are designed to discourage excessive short-term trading. None of these procedures alone, nor all of them taken together, completely eliminate the possibility that excessive short-term trading in the Funds will occur. Moreover, these procedures involve judgments that are inherently subjective. OCM and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests. For purposes of applying these procedures, OCM may consider, among other things, an investor’s trading history in the Funds, and accounts under common ownership, influence or control.

The Funds, OCM and certain agents monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Funds’ policies. In monitoring such flows of money into and out of the Funds, the Funds will consider a number of factors, including, but not limited to, cash flows of a large size within a short time frame. The Funds, OCM and their agents may use automated systems that are designed specifically to monitor flows of funds and identify potential violations of the Funds’ policies. Further, the Trust has entered into shareholder information agreements with certain intermediaries to enable OCM and the Funds to monitor trades by shareholders trading through intermediaries’ omnibus accounts.

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SHAREHOLDER INFORMATION

If, as a result of monitoring, the Funds, OCM or one of their agents believes that a shareholder has engaged in excessive short-term trading, the affected Fund may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds may refuse or cancel purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Funds believe are made by or on behalf of market timers. All investors and all transactions are subject to the same policy regarding excessive or short-term trading.

PURCHASES THROUGH FINANCIAL ADVISERS

If you have chosen to use the services of a financial adviser you should contact such professional adviser to open or add to your account.

PURCHASES BY MAIL

To purchase shares of a Fund by mail, complete and sign the New Account Application. Make the check payable to [Name of Fund] [Name of Class] in which you are investing. Please remember that the minimum initial investment is $1,000, and any lesser amount must be approved in advance by the Fund.

NOTE: U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), the Funds’ Transfer Agent, charges a fee (currently $25) for any returned checks. You will be responsible for any losses suffered by a Fund as a result.

Please mail your New Account Application and check to:

REGULAR MAIL TO:	OVERNIGHT OR EXPRESS MAIL TO:
[Name of Fund] [Name of Class]	[Name of Fund] [Name of Class]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

If a purchase request is sent to a Fund at its address, the request will be returned to you and the effective date of purchase will be delayed until you send the request to the Funds’ Transfer Agent and it is accepted.

Setting up an IRA account? Please call the Funds for information at (800) 799-2113.

PURCHASES BY WIRE

Initial Investments

If you are making an initial investment in a Fund, before you wire funds, please contact the Transfer Agent by telephone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery or facsimile. If you have any questions regarding completing and submitting the new account application, call (800) 799-2113. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund and class you are purchasing, the account number, and your name so that monies can be correctly applied.

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SHAREHOLDER INFORMATION

Subsequent Investments

Before sending your wire, please contact the Transfer Agent to advise it of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. There is a $1,000 minimum for wiring subsequent investments. Your purchase request should be wired through the Federal Reserve Bank as follows:

U.S. Bank, N.A.	Credit to: U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue	Account Number: 112-952-137
Milwaukee, WI 53202	Further credit to: [Name of Fund][Name of Class]
ABA Number: 075000022	Your account name and account number

Wired funds must be received by a Fund prior to 4:00 p.m. Eastern time to be eligible for pricing that day. The Funds and U.S. Bancorp are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

PURCHASES BY TELEPHONE

The telephone purchase option allows you to move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) System members may be used for telephone transactions.

To have your Fund shares purchased at the applicable price determined at the close of regular trading on a given date, your order must be received before the close of regular trading (generally 4:00 p.m. Eastern time) on that day. If payment for your order is rejected by your bank, a fee (currently $25) will be charged to your account. You will be responsible for any losses incurred by a Fund as a result of a payment rejected by your bank. You may not use telephone transactions for an initial purchase of Fund shares.

The minimum amount that can be transferred by telephone is $100. Once a telephone transaction has been placed, it cannot be canceled or modified. For information about telephone transactions, please call the Funds at (800) 799-2113.

AUTOMATIC INVESTMENT PLAN

You may purchase shares of a Fund through an Automatic Investment Plan, which allows monies to be deducted directly from your checking or savings account to invest in the Fund. You may make automatic investments in amounts of $100 or more on a weekly, monthly, bi-monthly (every other month) or quarterly basis.

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SHAREHOLDER INFORMATION

To utilize this option, your financial institution must be a member of the ACH System. If your financial institution rejects your payment, a fee (currently $25) will be charged to your account. Any change or termination to the plan should be made 5 days prior to the effective date by contacting the Transfer Agent at (800) 799-2113.

The Funds may alter, modify or terminate the Automatic Investment Plan at any time. For information about participating in the Automatic Investment Plan, please call the Funds at (800) 799-2113.

We are unable to debit mutual fund or pass through accounts.

ADDITIONAL INVESTMENTS

You may add to your account at any time by purchasing shares by mail (minimum $100) or by wire (minimum $1,000) according to the above wiring instructions, or by electronic funds transfer through the ACH System (minimum $100). You must notify your Fund at (800) 799-2113 prior to sending your wire. You should send a remittance form, which is attached to your individual account statement, together with any subsequent investments made through the mail. All purchase requests must include your account registration number to assure that your funds are credited properly.

How to Redeem Shares

You may redeem your shares of a Fund as described below on any business day that the Fund calculates its NAV. Redemption requests in excess of $50,000 must be made in writing and must contain a signature guarantee. Your shares will be sold at the NAV next calculated after your order is accepted by the Transfer Agent. Any applicable CDSC on Class C shares (and in certain cases, Class A shares) will be deducted.

Remember:	Checks are sent to your address of record. If you move, please inform the Fund!

If your redemption request is in good order, as defined below, a Fund usually will send to you your redemption proceeds on the next business day and no later than seven calendar days after receipt of the redemption request. A Fund can send payments by wire directly to any bank previously designated by you in your New Account Application or in subsequent arrangements in writing. A fee is charged for each wire redemption or for redemption proceeds sent by overnight courier. Redemption proceeds also may be sent to your predetermined bank account by electronic funds transfer through the ACH System. There is no charge for this service and credit is typically available in 2 to 3 days.

If you purchase shares of a Fund by check and request a redemption soon after the purchase, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days). If you make a purchase with a check that does not clear, the purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.

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SHAREHOLDER INFORMATION

Checks will be made payable to you and will be sent to your address of record. If the proceeds of the redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed. The Funds are not responsible for interest on redemption amounts due to lost or misdirected mail.

Financial advisers may charge their customers a processing or service fee in connection with the redemption of Fund shares. The amount and applicability of any such fee is determined and should be disclosed to its customers by each financial adviser. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the SAI. Your financial adviser should provide you with specific information about any processing or service fees you will be charged.

Certain authorized financial advisers (or their agents) are authorized to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a redemption order when an authorized financial adviser (or its agent) accepts the redemption order and such order will be priced at the NAV next calculated, less any applicable sales charge, for the Fund after such order is accepted by the financial adviser (or its agent).

If your account in a Fund falls below $1,000, the Fund may ask you to increase your balance. If you do not do so, your shares could be automatically redeemed.

SIGNATURE GUARANTEES

Signature guarantees are needed:

•	For redemption requests over $50,000;
•	When redemption proceeds are requested to be payable or sent to any person, address or bank account not on record;
•	If ownership is being changed on your account; and
•	For any redemption within 15 days of an address change.

In addition to the situations described above, the Funds and the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances.

Non-financial transactions, including establishing or modifying certain services on an account, such as obtaining or changing telephone redemption privileges, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Please note that signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians.

42

SHAREHOLDER INFORMATION

CONTINGENT DEFERRED SALES CHARGES

If you submit a redemption request for Class C shares (or in certain cases, Class A shares) of a Fund for a specific dollar amount, and the redemption request is subject to a CDSC, the Fund will redeem the number of shares necessary to deduct the applicable CDSC and tender the requested amount to you if you have enough shares in the account. Class C shares (and certain Class A shares purchased without a front-end sales charge) that are sold within the first year after their purchase will be assessed the applicable CDSC on the lesser of the original purchase price or the value of such shares at the time of redemption. The CDSC may be waived under certain circumstances. Please see the sections above entitled “Class A Shares” and “Class C Shares” under the heading “Share Classes of the Funds” for more information on CDSCs and waivers of CDSCs.

REDEMPTIONS IN-KIND

If your redemption request exceeds the lesser of $250,000 or 1% of a Fund’s net assets (an amount that could affect Fund operations), the Fund reserves the right to make a “redemption in-kind.” A redemption in-kind is a payment in portfolio securities rather than cash. The portfolio securities would be valued using the same method that the Fund uses to calculate its NAV. You may experience additional expenses such as brokerage commissions to sell the securities received from the Fund and any applicable CDSC. In-kind payments do not have to constitute a cross section of the Fund’s portfolio. The Fund will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and your basis in the Fund shares redeemed.

REDEMPTION THROUGH YOUR FINANCIAL ADVISER

To redeem shares held by a financial adviser, you should contact that adviser for assistance.

REDEMPTION BY MAIL

Send written redemption requests to:

[Name of Fund] [Name of Class]

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

If a redemption request is sent to a Fund at its address, the request will be returned to you and the effective date of redemption will be delayed until you send the request to the Funds’ Transfer Agent and it is accepted.

The Funds cannot honor any redemption requests with special conditions or that specify an effective date other than as provided. In addition, a redemption request must be received in good order by the Transfer Agent before it will be processed. “Good Order” means the request for redemption must include a Letter of Instruction specifying or containing:

•	the NAME and CLASS of the Fund;
•	the NUMBER of shares or the DOLLAR amount of shares to be redeemed;
•	SIGNATURES of all registered shareholders exactly as the shares are registered;
•	the ACCOUNT registration number;
•	a signature guarantee if applicable; and
•	any additional requirements listed below that apply to your particular account.

43

SHAREHOLDER INFORMATION

TYPE OF REGISTRATION	REQUIREMENTS
Individual, Joint Tenants, Sole Proprietorship, Custodial (Uniform Gift to Minors Act) and General Partners	Redemption requests must be signed by all person(s) required to sign for the account, exactly as it is registered.

Corporations and Associations	Redemption request and a corporate resolution, signed by person(s) required to sign for the account, accompanied by signature guarantee(s).

Trusts	Redemption request signed by the trustee(s). A signature guarantee may be required. See “Signature Guarantee” above for those situations where a signature guarantee is needed. (If the Trustee’s name is not registered on the account, a copy of the trust document certified within the past 60 days is also required.)

IRA REDEMPTIONS

If you have an IRA, you must indicate on your redemption request whether to withhold federal income tax. Redemption requests with no indication whether to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact the Transfer Agent in advance at: (800) 799-2113.

REDEMPTION BY TELEPHONE

If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 by instructing the Transfer Agent by telephone at (800) 799-2113. You must redeem at least $100 for each telephone redemption. Redemption requests for amounts exceeding $50,000 must be made in writing and include a signature guarantee.

Neither the Funds nor any of its service providers will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. The Funds will use reasonable procedures to attempt to confirm that all telephone instructions are genuine, such as requesting a shareholder to correctly state his or her:

•	Fund account number;
•	the name in which his or her account is registered;
•	his or her banking institution;
•	bank account number; and
•	the name in which his or her bank account is registered.

44

SHAREHOLDER INFORMATION

ACH TRANSFER

Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of your New Account Application. If money is moved by ACH transfer, you will not be charged by the Funds for these services. There is a $100 minimum per ACH transfer.

NOTE ON TELEPHONE AND WIRE REDEMPTIONS

To arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed above. A signature guarantee or signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders to qualify for or to change telephone redemption privileges. Please contact the Transfer Agent at (800) 799-2113 concerning these requirements. The Funds and their Transfer Agent each reserves the right to refuse a wire or telephone redemption if it believes it is advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Funds. Once a telephone transaction has been placed, it cannot be canceled or modified.

The Funds are not responsible for interest on redemptions due to lost or misdirected mail or other correspondence.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Funds’ systematic withdrawal option allows you to move money automatically from your Fund account to your bank account according to the schedule you select. The minimum systematic withdrawal amount is $100.

To select the systematic withdrawal option you must check the appropriate box on your New Account Application or submit a written request that should include both the frequency, amount of the withdrawal, payment method as well as the account number and signature(s) of all owners. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous purchases and redemptions may result in adverse tax consequences.

For more information about this service, please see the New Account Application or call the Transfer Agent at (800) 799-2113.

45

SHAREHOLDER INFORMATION

How to Exchange Shares

You may exchange without payment of an exchange fee shares of one Fund of the Trust for shares of another Fund of the Trust of the same Class at their respective NAVs. If you hold shares through a financial intermediary, you may be able to exchange your shares for a different share class that has a lower expense ratio provided that certain conditions established by your financial intermediary are met. This exchange feature is intended for shares held through a financial intermediary offering an investment program with an all-inclusive fee, such as a wrap fee or other fee-based program specific for this purpose. In such instance, your shares automatically may be exchanged under certain circumstances. Class C shares are not eligible for conversion until the applicable CDSC period has expired. A Fund will use the date of your original share purchase to determine whether you must pay a CDSC when you sell the shares of the Fund acquired in the exchange. Class A shares and Adviser Class shares are not exchangeable.

Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the New York Stock Exchange will be made at that day’s closing NAV. The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations. The Funds may modify or terminate the exchange privilege at any time.

Financial advisers may charge their customers a processing or service fee in connection with an exchange of Fund shares. The amount and applicability of any such fee is determined and should be disclosed to its customers by each financial adviser. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the SAI. Your financial adviser should provide you with specific information about any processing or service fees you will be charged.

Certain authorized financial advisers (or their agents) are authorized to accept exchange orders on behalf of the Funds. A Fund will be deemed to have received an exchange order when an authorized financial adviser (or its agent) accepts the exchange order and such order will be priced at the NAV next calculated, plus any applicable sales charge, after such order is accepted by the financial adviser (or its agent).

EXCHANGES BY MAIL

Send written exchange requests to:

[Name of Current Fund] [Name of Class]

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

If an exchange request is sent to a Fund at its address, the request will be returned to you and the effective date of redemption and purchase will be delayed until you send the request to the Funds’ Transfer Agent and it is accepted.

The Funds cannot honor any exchange requests with special conditions or that specify an effective date other than as provided. In addition, an exchange request must be received in good order by the Transfer Agent before it will be processed. “Good Order” means the request for exchange must include a Letter of Instruction specifying or containing:

46

SHAREHOLDER INFORMATION

•	the NAME and CLASS of the current Fund in which the shareholder holds Fund shares;
•	the NAME and CLASS of the Fund into which the shareholder wishes to be exchanged;
•	the NUMBER of shares or the DOLLAR amount of shares to be exchanged;
•	SIGNATURES of all registered shareholders exactly as the shares are registered;
•	the ACCOUNT registration number; and
•	any additional requirements listed below that apply to your particular account.

TYPE OF REGISTRATION	REQUIREMENTS

Individual, Joint Tenants, Sole Proprietorship, Custodial (Uniform Gift to Minors Act) and General Partners	Exchange requests must be signed by all person(s) required to sign for the account, exactly as it is registered.

Corporations and Associations	Exchange request and a corporate resolution, signed by person(s) required to sign for the account

Trusts	Exchange request signed by the trustee(s). (If the Trustee’s name is not registered on the account, a copy of the trust document certified within the past 60 days is also required.)

EXCHANGES BY TELEPHONE

If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangements in writing), you may exchange shares in any amount up to $50,000 by instructing the Transfer Agent by telephone at (800) 799-2113. You must exchange at least $100 for each telephone exchange. Exchange requests for amounts exceeding $50,000 must be made in writing.

Neither the Funds nor any of its service providers will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. The Funds will use reasonable procedures to attempt to confirm that all telephone instructions are genuine, such as requesting a shareholder to correctly state his or her:

•	Fund account number;
•	the name in which his or her account is registered;
•	his or her banking institution;
•	bank account number; and
•	the name in which his or her bank account is registered.

NOTE ON TELEPHONE EXCHANGES

To arrange for exchanges by telephone after an account has been opened, a written request must be sent to the Transfer Agent at the address listed above.

47

SHAREHOLDER INFORMATION

The Funds and its Transfer Agent each reserves the right to refuse a telephone exchange if it believes it is advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Funds. Once a telephone transaction has been placed, it cannot be canceled or modified.

Retirement Plans

Shares of the Funds are available for use in all types of tax-deferred retirement plans such as:

•	IRAs;
•	Educational IRAs (Coverdell Education Savings Accounts);
•	employer-sponsored defined contribution plans (including 401(k) plans); and
•	tax-deferred custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Funds for retirement plans can be obtained by calling the Funds at (800) 799-2113. Below is a brief description of the types of retirement plans that may invest in the Funds:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)

If you are under age 70-1/2 and neither you nor your spouse is an active participant in an employer retirement plan, you can take a deduction for contributions to your traditional IRA up to the applicable contribution limitation (generally up to the lesser of $5,000 as adjusted for inflation or 100% of your compensation). If either you or your spouse is an active participant in an employer retirement plan, you may be entitled to only a partial (reduced) deduction or no deduction at all, depending on your adjusted gross income and your filing status. To the extent that you are under age 70-1/2 and not eligible for a deductible contribution, you may make non-deductible contributions up to the applicable contribution limitation. Income earned by an IRA account accumulates on a tax-deferred basis.

ROTH IRAs

Roth IRAs permit tax-free distributions of account balances if the assets have been invested for five years or more and the distributions meet certain qualifying restrictions. Investors with modified adjusted gross incomes above certain levels, may find that their participation in this IRA is restricted.

COVERDELL EDUCATION SAVINGS ACCOUNTS

Coverdell Education Savings Accounts permit annual contributions of up to $2,000 per beneficiary (under age 18) to finance qualified education expenses, subject to limitations based on the income status of the contributor.

48

SHAREHOLDER INFORMATION

SEP-IRAs

A special IRA program is available for employers under which employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. SEP-IRAs (Simplified Employee Pension-IRA) free the employer of many of the requirements of establishing and maintaining a tax qualified retirement plan.

If you are entitled to receive a distribution from a qualified retirement plan, you may be eligible to rollover all or part of that distribution into an IRA with the Fund. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

U.S. Bank, N.A., makes available its services as an IRA Custodian for each shareholder account established as an IRA. For these services, U.S. Bank, N.A., receives an annual fee of $15.00 per account with a cap of $30.00 per social security number, which fee is paid directly to U.S. Bank, N.A., by the IRA shareholder. If the fee is not paid by the date due, shares of the Funds owned by the shareholder in the IRA account may be redeemed automatically for purposes of making the payment. IRAs are subject to special rules and conditions that must be reviewed by the investor when opening a new account.

401(k) PLANS AND OTHER DEFINED CONTRIBUTION PLANS

Both self-employed individuals (including sole proprietorships and partnerships) and corporations may use shares of the Funds as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans often allow participants to make annual pre-tax contributions, which may be matched by their employers up to certain percentages based on the participant’s pre-contribution earned income.

403(b)(7) RETIREMENT PLANS

Schools, hospitals, and certain other tax-exempt organizations or associations may use shares of the Funds as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee’s regular compensation. Such contributions are excludable from the gross income of the employee for federal income tax purposes to the extent they do not exceed applicable limitations (including a generally applicable limitation of $17,000 as adjusted for inflation).

49

SHAREHOLDER INFORMATION

Dividends, Capital Gains Distributions and Taxes

DISTRIBUTIONS

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Expenses of the Funds, including the investment management fees and 12b-1 fees, are accrued each day. Reinvestments of dividends and distributions in additional shares of a Fund will be made at the NAV determined on the payable date, unless you elect to receive the dividends and/or distributions in cash. No interest will accrue on amounts represented by uncashed distribution or redemption checks. If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV and to reinvest all subsequent distributions in shares of the applicable Fund until an updated address is received. You may change your election at any time by notifying the Funds in writing at least five days prior to the record date. Please call the Funds at (800) 799-2113 for more information.

Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.” At the time you purchase your Fund shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

TAXES

Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

50

SHAREHOLDER INFORMATION

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended, possibly retroactively to January 1, 2013, or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. When you sell or redeem your Fund shares, you will generally realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Beginning with the 2012 calendar year, the Fund will be required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis for shares purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax . For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Backup Withholding . By law, if you do not provide the Funds with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid (for distributions and proceeds paid on or after January 1, 2013, the rate is scheduled to rise to 31% unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent).

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors . Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any. However, notwithstanding such exemption from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% (or the then-applicable rate) if you fail to properly certify that you are not a U.S. person.

51

SHAREHOLDER INFORMATION

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

52

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the All Cap Value Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended June 30, 2012 has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report for the All Cap Value Fund; the information for the fiscal years ended prior to June 30, 2012 was audited by the Fund’s prior independent registered public accounting firm. Further information about the Fund’s performance is contained in the annual and semi-annual reports, which are available upon request.

All Cap Value Fund- ADVISER CLASS

	For the	For the	For the	For the	For the
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2012	2011	2010	2009	2008

Net Asset Value – Beginning of Period	$14.61	$11.45	$9.56	$12.72	$20.49
Investment Operations:
Net investment income (loss)[1]	0.02	(0.02)	(0.01)	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.17	3.18	1.90	(3.15)	(4.95)
Total from investment operations	0.19	3.16	1.89	(3.12)	(4.94)
Distributions from net realized gain on investments	—	—	—	(0.04)	(2.83)
Net Asset Value – End of Period	$14.80	$14.61	$11.45	$9.56	$12.72

Total Return	1.30%	27.60%	19.77%	(24.56)%	(27.06)%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.56%	1.54%	1.56%	1.58%	1.48%
Net investment income (loss)	0.16%	(0.12)%	(0.07)%	0.34%	0.08%
Portfolio turnover rate[2]	38.96%	39.28%	47.90%	103.79%	98.00%
Net assets at end of period (000 omitted)	$59,250	$65,043	$53,639	$59,559	$154,059

1	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

2	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

53

FINANCIAL HIGHLIGHTS

All Cap Value Fund - CLASS C

	For the	For the	For the	For the	For the
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2012	2011	2010	2009	2008

Net Asset Value – Beginning of Period	$12.99	$10.26	$8.63	$11.57	$19.05
Investment Operations:
Net investment loss[1]	(0.07)	(0.11)	(0.09)	(0.04)	(0.10)
Net realized and unrealized gain (loss) on investments	0.14	2.84	1.72	(2.86)	(4.55)
Total from investment operations	0.07	2.73	1.63	(2.90)	(4.65)
Distributions from net realized gain on investments	—	—	—	(0.04)	(2.83)
Net Asset Value – End of Period	$13.06	$12.99	$10.26	$8.63	$11.57
Total Return ‡	0.54%	26.61%	18.89%	(25.10)%	(27.63)%
Ratios (to average net assets)/Supplemental Data:
Expenses	2.31%	2.29%	2.31%	2.33%	2.23%
Net investment loss	(0.59)%	(0.87)%	(0.82)%	(0.41)%	(0.67)%
Portfolio turnover rate[2]	38.96%	39.28%	47.90%	103.79%	98.00%
Net assets at end of period (000 omitted)	$470,528	$548,301	$488,580	$478,527	$860,438

‡	Total returns do not reflect any deferred sales charge for Class C Shares.

1	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

2	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

54

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Strategic Opportunities Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended June 30, 2012 has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report for the Strategic Opportunities Fund. The information for the fiscal years ended prior to June 30, 2012 was audited by the Fund’s prior independent registered public accounting firm. Further information about the Fund’s performance is contained in the annual and semi-annual reports, which are available upon request.

Strategic Opportunities Fund - CLASS A

	For the	For the	For the	For the	For the
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2012	2011	2010	2009	2008

Net Asset Value – Beginning of Period	$11.79	$8.57	$7.08	$8.32	$11.94
Investment Operations:
Net investment loss [1]	(0.07)	(0.10)	(0.06)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.12)	3.32	1.55	(1.19)	(3.49)
Total from investment operations	(0.19)	3.22	1.49	(1.24)	(3.56)

Distributions from:
Net investment income	—	—	—	—	(0.01)
Net realized gain on investments	—	—	—	—	(0.05)
Total distributions	—	—	—	—	(0.06)

Net Asset Value – End of Period	$11.60	$11.79	$8.57	$7.08	$8.32

Total Return /	(1.61)%	37.57%	21.05%	(14.90)%	(29.93)%
Ratios (to average net assets)/ Supplemental Data:
Ratio of expenses:
Before expense waiver and/or reimbursement	1.98%	2.06%	2.31%	2.60%	2.17%
After expense waiver and/or reimbursement Ratio of net investment loss:	1.60%	1.60%	1.60%	1.60%	1.60%
Before expense waiver and/or reimbursement	(1.02)%	(1.37)%	(1.37)%	(1.69)%	(1.27)%
After expense waiver and/or reimbursement	(0.64)%	(0.91)%	(0.66)%	(0.69)%	(0.70)%
Portfolio turnover rate[2]	47.53%	61.37%	69.78%	107.54%	100.57%
Net assets at end of period (000 omitted)	$17,936	$13,604	$7,112	$5,190	$5,943

/	Total return does not reflect any sales charge for Class A shares.

[1]	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

[2]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

55

FINANCIAL HIGHLIGHTS

Strategic Opportunities Fund - CLASS C

	For the	For the	For the	For the	For the
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2012	2011	2010	2009	2008

Net Asset Value – Beginning of Period	$11.43	$8.37	$6.96	$8.25	$11.92
Investment Operations:
Net investment loss[1]	(0.15)	(0.17)	(0.12)	(0.10)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.12)	3.23	1.53	(1.19)	(3.48)
Total from investment operations	(0.27)	3.06	1.41	(1.29)	(3.62)
Distributions from:
Net investment income	—	—	—	—	(0.00)[2]
Net realized gain on investments	—	—	—	—	(0.05)
Total distributions	—	—	—	—	(0.05)
Net Asset Value – End of Period	$11.16	$11.43	$8.37	$6.96	$8.25

Total Return /	(2.36)%	36.56%	20.26%	(15.64)%	(30.45)%
Ratios (to average net assets)/Supplemental Data:
Ratio of expenses:
Before expense waiver and/or reimbursement	2.73%	2.81%	3.06%	3.35%	2.92%
After expense waiver and/or reimbursement	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment loss:
Before expense waiver and/or reimbursement	(1.77)%	(2.12)%	(2.12)%	(2.44)%	(2.02)%
After expense waiver and/or reimbursement	(1.39)%	(1.66)%	(1.41)%	(1.44)%	(1.45)%
Portfolio turnover rate [3]
	47.53%	61.37%	69.78%	107.54%	100.57%
Net assets at end of period (000 omitted)
	$8,993	$9,493	$7,042	$5,945	$8,298

/	Total returns do not reflect any deferred sales charge for Class C shares.

[1]	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

[2]	Amount is less than $(0.005) per share.

3 Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

56

THE OLSTEIN FUNDS

The Olstein All Cap Value Fund

The Olstein Strategic Opportunities Fund

4 Manhattanville Road

Purchase, NY 10577-2119

For More Information

You may obtain the following and other information on the Funds, free of charge, upon request:

•	Annual and Semi-Annual Reports to Shareholders

The annual and semi-annual reports provide each Fund’s most recent financial report and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Fund’s most recent Annual and Semi-Annual Reports to Shareholders are available on the Funds’ website free of charge at http://www.olsteinfunds.com or by calling (800) 799-2113.

•	Statement of Additional Information (“SAI”) dated October 31, 2012

The SAI contains additional information about the Funds and is incorporated by reference into this Prospectus (that is, legally considered part of the prospectus). The Funds’ current SAI is available on the Funds’ website free of charge at http://www.olsteinfunds.com or by calling (800) 799-2113.

Inquiries may be made to the following:

Telephone:

(800) 799-2113

Mail:

[Name of Fund] [Name of Class]

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Internet:

http://www.olsteinfunds.com

SEC:

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-09038

THE OLSTEIN FUNDS

STATEMENT OF ADDITIONAL INFORMATION

The Olstein All Cap Value Fund

Adviser Class Shares (OFAFX)

Class C Shares (OFALX)

The Olstein Strategic Opportunities Fund

Class A Shares (OFSAX)

Class C Shares (OFSCX)

October 31, 2012

Information about the Funds is included in their Prospectus dated October 31, 2012, which may be obtained without charge from the Funds by writing to the address or calling the telephone number listed below. The Olstein All Cap Value Fund offers Adviser Class shares and Class C shares. The Olstein Strategic Opportunities Fund offers Class A shares and Class C shares. Shares of the Funds are offered directly to the public and through “financial advisers,” such as brokers, dealers, banks (including bank trust departments), investment advisers, financial planners or retirement plan administrators and other financial intermediaries. Foreign investors generally are not permitted to invest in the Funds. No investment in shares of the Funds should be made without first reading the Prospectus. Information from the Annual Report has been incorporated into this Statement of Additional Information by reference. The Annual and Semi-Annual Reports contain additional performance information and they may be obtained free of charge from the address and telephone number below.

INVESTMENT MANAGER

AND DISTRIBUTOR

Olstein Capital Management, L.P.

4 Manhattanville Road

Purchase, NY 10577-2119

1-800-799-2113

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Funds’ Prospectus dated October 31, 2012. Please retain this Statement of Additional Information for future reference.

table of contents

ORGANIZATION AND CLASSIFICATION	1

INVESTMENT STRATEGIES AND RISKS	1

INVESTMENT RESTRICTIONS	8

PORTFOLIO TURNOVER	11

DISCLOSURE OF PORTFOLIO HOLDINGS	11

MANAGEMENT OF THE FUNDS	13

MANAGEMENT OWNERSHIP	21

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	21

OLSTEIN CAPITAL MANAGEMENT, L.P.	23

DISTRIBUTOR	26

ADMINISTRATOR	31

TRANSFER AGENT AND FUND ACCOUNTANT	33

CUSTODIAN	33

ALLOCATION OF PORTFOLIO BROKERAGE	34

SHARES OF THE TRUST	36

PURCHASE OF SHARES	37

ANTI-MONEY LAUNDERING PROGRAM	38

REDEMPTIONS	39

DISTRIBUTIONS	40

TAXATION	40

GENERAL INFORMATION	58

FINANCIAL STATEMENTS	59

i

THE OLSTEIN ALL CAP VALUE FUND

THE OLSTEIN STRATEGIC OPPORTUNITIES FUND

ORGANIZATION AND CLASSIFICATION

Organization

The Olstein All Cap Value Fund (the “All Cap Value Fund”) and the Olstein Strategic Opportunities Fund (the “Strategic Opportunities Fund”) are series of The Olstein Funds (the “Trust”), which is an open-end, management investment company. Each Fund offers two classes of shares: the All Cap Value Fund offers Adviser Class shares and Class C shares; and the Strategic Opportunities Fund offers Class A shares and Class C shares. On October 31, 2006, The Olstein Financial Alert Fund changed its name to the Olstein All Cap Value Fund. The Trust was organized as a Delaware statutory trust on March 31, 1995.

Classification

For purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”), the All Cap Value Fund and the Strategic Opportunities Fund are each classified as “diversified” funds. Diversified funds are limited by the Investment Company Act with regard to the portion of their assets that may be invested in the securities of a single issuer.

INVESTMENT STRATEGIES AND RISKS

THE OLSTEIN INVESTMENT PHILOSOPHY

Each Fund is managed in accordance with the investment philosophy of Olstein Capital Management, L.P. (“OCM” or “Olstein”). The Olstein investment philosophy is a value-oriented approach to investing that relies on a detailed analysis of a company’s financial statements and related disclosures in an effort to identify undervalued companies. This philosophy is the foundation upon which the management of both Funds is based. Each Fund seeks to achieve its objectives by making investments selected according to its investment policies and restrictions.

THE ALL CAP VALUE FUND

The All Cap Value Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income. The All Cap Value Fund seeks to achieve its investment objectives by investing primarily in a diversified portfolio of common stocks that OCM believes are significantly undervalued. The All Cap Value Fund invests in companies without regard to whether they are conventionally categorized as small, medium or large capitalization.

1

THE STRATEGIC OPPORTUNITIES FUND

The Strategic Opportunities Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income. The Strategic Opportunities Fund seeks to achieve its investment objectives by investing primarily in the common stocks of small- and mid-sized companies that OCM believes are selling at a significant discount to OCM’s proprietary cash flow-based calculation of private market value. For purposes of this investment policy, the Fund considers “small- and mid-sized companies” to be companies with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index. The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. As of August 31, 2012, the average market capitalization of the companies in the Russell 2500TM Index was approximately $2.74 billion, and the median market capitalization of the companies in the Russell 2500TM Index was approximately $685 million. In addition, the Strategic Opportunities Fund may employ a distinctive approach that involves engaging as an activist investor in situations where OCM perceives that such an approach is likely to add value to the investment process. The Fund may be an activist investor in only a few holdings at any one time, and may not be an activist investor in any holdings from time to time. OCM’s activist strategy might not result in a change in a company’s performance or corporate governance. In addition, the stocks of companies where OCM may employ an activist strategy may experience less liquidity and higher share price and trading volume volatility than stocks of other companies.

BOTH FUNDS

In addition to the securities and financial instruments described in the Funds’ Prospectus, each Fund is authorized to employ certain other investment strategies and to invest in certain other types of securities and financial instruments. This Statement of Additional Information (“SAI”) contains further information concerning the techniques and operations of the Funds, the securities in which each Fund may invest, and the policies each Fund follows. Unless otherwise noted, set forth below are descriptions of the types of investment strategies that each Fund may utilize from time to time, the various types of securities and other instruments in which each Fund may invest and the risks associated with each.

Primary Investment - Common Stock

Each Fund will invest primarily in common stocks that OCM believes are undervalued. Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.

Preferred Stock

Generally, preferred stock receives dividends prior to distributions on common stock and preferred stockholders usually have a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock usually does not have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which a Fund invests.

Convertible Securities

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).

2

As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. Income streams of convertible securities are generally higher in yield than the income derivable from a common stock, but lower than that afforded by a non-convertible debt security. While providing a fixed-income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Fund may be required to pay for a convertible security an amount greater than the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for as long as OCM anticipates such stock will provide the Fund with opportunities that are consistent with the Fund’s investment objectives and policies.

Foreign Investments

Each Fund may invest in foreign securities that are traded in U.S. dollars. Additionally, each Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the U.S. securities markets. The Funds may purchase ADRs whether they are “sponsored” or “unsponsored.” Sponsored ADRs are issued jointly by the issuer of the underlying security and a depositary, whereas unsponsored ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income that may be distributed to shareholders.

Investments in such foreign investments may involve greater risks than investments in domestic securities. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies. Furthermore, there is generally less information available to the public about non-U.S. companies. In addition, foreign investments may include risks related to legal, political and/or diplomatic actions of foreign governments. These include imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, limited legal remedies available to investors, and establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of a foreign issuer’s stock. Each Fund is authorized to invest up to 20% of its net assets in ADRs and foreign securities traded in U.S. dollars.

3

Warrants

The Funds may invest in warrants, and acquire warrants in units or attached to securities. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specified amount of the issuer’s capital stock at a set price for a specified period of time.

Short Sales

The All Cap Value Fund may engage in short sales for speculation or hedging purposes. If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the stock price declines below the level where the Fund sold the stock short, the Fund can realize a profit by purchasing less expensive shares to replace the borrowed stock. If the stock price rises, it becomes more expensive for the Fund to purchase replacement shares for the borrowed stock and the Fund can lose money. The Fund may sell a company’s stock short if OCM believes that the company engages in aggressive accounting practices, carries excessive debt, is over-leveraged or if the stock is otherwise overvalued. As a hedging technique, the Fund may purchase options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund. The Fund has no obligation to hedge its short sales. Short selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund.

Whenever the Fund effects a short sale, it will set aside in segregated accounts cash, U.S. Government securities or other liquid assets equal to the difference between:

(a)	the market value of the securities sold short; and

(b)	any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale).

Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated account at such levels that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

The value of the securities of any one issuer that the Fund has sold short may not exceed the lesser of 2% of the Fund’s net assets or 2% of the securities of such class of any issuer’s securities. In addition, short sales will only be made in those securities that are listed on a national securities exchange. When added together, no more than 25% of the value of the Fund’s total net assets will be:

•	deposited as collateral for the obligation to replace securities borrowed to effect short sales; and

•	allocated to segregated accounts in connection with short sales.

4

Options

Generally, the All Cap Value Fund will purchase options only for hedging purposes and not for speculation. In this regard, the All Cap Value Fund will only purchase call options on underlying securities that are sold short by the Fund. Purchasing call options allows the All Cap Value Fund to hedge against an increase in the price of securities that are sold short by the Fund, by locking in a future purchase price. Such options on securities generally will be held no longer than the Fund maintains a short position in the underlying security. The Strategic Opportunities Fund may purchase options for hedging or for speculative purposes.

The purchase of call options gives a Fund the right, but not the obligation, to buy (call) a security at a fixed price during a specified period. When purchasing call options, a Fund pays a non-refundable premium to the party who sells (writes) the option. This practice allows a Fund to protect itself in the event of an unexpected increase in the price of a security sold short. Premiums paid by a Fund in connection with option purchases will not exceed 5% of the Fund’s net assets. Following the purchase of a call option, a Fund may liquidate its position by entering into a closing transaction in which the Fund sells an option of the same series as previously purchased.

The success of purchasing call options for hedging purposes depends on OCM’s judgment and ability to predict the movement of stock prices. There is generally an imperfect correlation between options and the securities being hedged. If OCM correctly anticipates the direction of the price of the underlying security that is the subject of the hedge, the option will not be exercised, and any premium paid for the option may lower a Fund’s return. If an option position is no longer needed for hedging purposes, it may be closed out by selling an option of the same series previously purchased. There is a risk that a liquid secondary market may not exist and a Fund may not be able to close out an option position, and therefore would not be able to offset any portion of the premium paid for that option. The risk that a Fund will not be able to close out an options contract will be minimized because the Fund will only enter into options transactions on a national securities exchange and for which there appears to be a liquid secondary market. A Fund has no obligation to engage in hedging.

Investing in options for speculative purposes entails certain risks to the Strategic Opportunities Fund. These risks include, to the extent that OCM’s view as to certain market movements is incorrect, the risk that the use of options could result in losses greater than if options had not been used. Use of call options may result in losses to the Fund, forced sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. Losses resulting from the use of options would reduce the Fund’s net asset value, and possibly income.

Cash and Short-Term Investments

Each Fund may invest a portion of its assets in cash and short-term debt securities (including repurchase agreements) of corporations, the U.S. Government and its agencies and instrumentalities, and banks and finance companies. A Fund will select cash and short-term investments when such securities offer a current market rate of return that the Fund considers reasonable in relation to the risk of the investment. Each Fund also may invest a portion of its assets in shares issued by money market mutual funds. Cash equivalent holdings may be in any currency (although such holdings may not constitute “cash or cash equivalents” for tax diversification purposes under the Internal Revenue Code (the “Code”)). When OCM believes that suitable undervalued common stocks are not available, a Fund may invest all or a portion of its assets in cash or short-term fixed income or money market securities and pursue its secondary objective of income.

5

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank, broker or dealer that simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the Investment Company Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. Investments in repurchase agreements that do not mature in seven days may be considered illiquid securities.

Illiquid Securities

The All Cap Value Fund may invest up to 10% of its net assets, and the Strategic Opportunities Fund may invest up to 15% of its net assets, in securities that may be considered illiquid. Illiquid securities include securities with contractual restrictions on resale, repurchase agreements maturing in more than seven days, and other securities that may not be readily marketable. Liquidity refers to the ability of the Fund to sell a security in a timely manner at a price that reflects the value of that security. The relative illiquidity of some of a Fund’s securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it may be necessary or advantageous for the Fund to liquidate portfolio securities. Certain securities in which a Fund may invest are subject to legal or contractual restrictions as to resale and therefore may be illiquid by their terms.

Equity Swap Agreements

Each Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities and, indirectly, to better manage the Fund’s ability to experience taxable gains or losses in an effort to maximize the after-tax returns for shareholders.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in value of, a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Forms of swap agreements include equity or index caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities exceeds a specified rate, or “cap”; equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or “floor”; and equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

6

The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets such as cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund’s portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s net assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on OCM’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements.

Investments in Investment Companies and Exchange-Traded Funds

The All Cap Fund is permitted to invest in other open-end investment companies that operate as money market funds. The Strategic Opportunities Fund is permitted to invest in all types of investment companies, including open-end, closed-end or unregistered investment companies, or exchange-traded funds (“ETFs”). The Funds’ ability to invest in investment companies or ETFs is limited by percentage limits set forth in the Investment Company Act, rules or orders thereunder, and U.S. Securities and Exchange (“SEC”) staff interpretation thereof. ETFs in which the Strategic Opportunities Fund invests are subject to the risk that the market for securities that seek to replicate a particular index, or the market as a whole, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs generally are low, frequent trading of ETFs by the Fund can generate brokerage expenses. An investment in other investment companies or ETFs will cause the Fund to pay indirectly a portion of the expenses of these companies.

7

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions in addition to those discussed in the Prospectus. Some of these restrictions are fundamental policies, and cannot be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the Investment Company Act) of the Fund. Restrictions that are non-fundamental policies may be changed by the Board of Trustees of the Trust (the “Board”) without the need for shareholder approval.

So long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the following fundamental or non-fundamental restrictions.

FUNDAMENTAL RESTRICTIONS

All Cap Value Fund

As a matter of fundamental policy, the All Cap Value Fund will not:

1.	as to 75% of the All Cap Value Fund’s total assets, invest more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities of other investment companies);

2.	purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer; for purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class;

3.	make short sales of securities in excess of 25% of the All Cap Value Fund’s total assets or purchase securities on margin except for such short-term credits as are necessary for the clearance of transactions;

4.	purchase or sell commodities or commodity contracts;

5.	make loans of money or securities, except:

•	by the purchase of fixed income obligations in which the All Cap Value Fund may invest consistent with its investment objective and policies; or

•	by investment in repurchase agreements (see “Investment Strategies and Risks”);

6.	borrow money, except that the All Cap Value Fund may borrow from banks in the following cases:

•	for temporary or emergency purposes not in excess of 5% of the All Cap Value Fund’s net assets, or

•	to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33-1/3% of the value of the All Cap Value Fund’s net assets at the time the borrowing was made;

8

7.	pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33-1/3% of the value of its net assets, but only to secure borrowings authorized in the preceding restriction; this restriction does not limit the authority of the All Cap Value Fund to maintain accounts for short sales of securities;

8.	purchase the securities of any issuer, if, as a result, more than 10% of the value of the All Cap Value Fund’s net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in any combination of securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days;

9.	engage in the underwriting of securities except insofar as the All Cap Value Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

10.	purchase or sell real estate or interests in real estate, although it may purchase securities of issuers which engage in real estate operations and may purchase and sell securities which are secured by interests in real estate; therefore, the All Cap Value Fund may invest in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate such as real estate limited partnerships which are listed on a national exchange, however, the All Cap Value Fund will not invest more than 10% of its assets in any one or more real estate investment trusts; and

11.	invest more than 25% of the value of the All Cap Value Fund’s total assets in one particular industry; for purposes of this limitation, utility companies will be divided according to their services (e.g., gas, electric, water and telephone) and each will be considered a separate industry; this restriction does not apply to investments in U.S. Government securities, and investments in certificates of deposit and bankers’ acceptances are not considered to be investments in the banking industry.

Strategic Opportunities Fund

As a matter of fundamental policy, the Strategic Opportunities Fund will not:

1.	borrow money or issue senior securities, except as the Investment Company Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. The Strategic Opportunities Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Strategic Opportunities Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Strategic Opportunities Fund’s other assets. The effect of this provision is to allow the Strategic Opportunities Fund to borrow from banks amounts up to one-third (33-1/3%) of its total assets (including those assets represented by the borrowing);

9

2.	underwrite the securities of other issuers, except that the Strategic Opportunities Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933;

3.	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Strategic Opportunities Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

4.	make loans, provided that this restriction does not prevent the Strategic Opportunities Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors and investing in loans, including assignments and participation interests;

5.	make investments that will result in the concentration (as that term may be defined in the Investment Company Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies). The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. Currently, to avoid concentration of investments, the Strategic Opportunities Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies); and

6.	purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Strategic Opportunities Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

NON-FUNDAMENTAL RESTRICTIONS

Non-fundamental policies may be changed by the Trust’s Board without shareholder approval. As a matter of non-fundamental policy, the All Cap Value Fund may not:

1.	purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

2.	invest for the purpose of exercising control or management of another company;

3.	invest in securities of any open-end investment company, except in connection with a merger, reorganization or acquisition of assets and except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the Investment Company Act and the rules thereunder, as amended;

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4.	invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation; this limitation shall not apply to U.S. Government securities; and

5.	invest more than 20% of its total assets (measured at time of investment) in depositary receipts evidencing ownership of foreign securities or in foreign securities traded on U.S. exchanges.

PORTFOLIO TURNOVER

Although the primary objective of each Fund is to achieve long-term capital appreciation, the Funds may sell securities to recognize gains or avoid potential for loss without regard to the time they have been held. Each Fund intends to follow a strict “buy and sell discipline” under which it will purchase or sell securities whenever the Fund’s value criteria are met. When appropriate, each Fund takes into consideration the holding period of the security.

OCM believes that adhering to a strict sell discipline when a Fund’s value criteria are met reduces the potential severity of future portfolio valuation declines. However, such discipline may result in portfolio changes and a portfolio turnover rate higher than that reached by many capital appreciation funds. High portfolio turnover produces additional transaction costs (such as brokerage commissions), which are borne by the Funds. High portfolio turnover also may cause adverse tax effects. See “Dividends, Capital Gains Distributions and Taxes” in the Prospectus.

The annual portfolio turnover rate for the past three fiscal years for each Fund is as follows:

All Cap Value Fund

Fiscal year ended June 30, 2012	Fiscal year ended June 30, 2011	Fiscal year ended June 30, 2010
38.96%	39.28%	47.90%

Strategic Opportunities Fund

Fiscal year ended June 30, 2012	Fiscal year ended June 30, 2011	Fiscal year ended June 30, 2010
47.53%	61.37%	69.78%

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s Board has adopted policies and procedures relating to the disclosure of the Funds’ portfolio holdings information (the “Disclosure Policy”). It is the Trust’s and OCM’s policy to protect the confidentiality of client holdings and prevent inappropriate selective disclosure of nonpublic information concerning the Funds. Neither the Funds nor OCM receive compensation with respect to the selective disclosure of portfolio holdings.

Fund portfolio holdings information will be disclosed to unaffiliated third parties only in accordance with the Disclosure Policy. The Funds publically disclose their portfolio holdings and related information as of the end of the most recent fiscal quarter on the Trust’s website, generally within 30 days after the reporting period. The Disclosure Policy permits disclosing a Fund’s nonpublic portfolio holdings information in certain situations, including disclosing:

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•	a Fund’s top ten holdings and the percentage of the portfolio each holding comprises, publicly on the Trust’s website on a monthly basis, approximately 5 days after each month end;

•	a list of securities (that may include Fund holdings) followed by a portfolio manager to sell-side brokers for the purpose of obtaining research and/or market information from the broker;

•	information about a trade in process to counterparties, potential counterparties and others involved in the transaction (e.g., brokers and custodians);

•	a Fund’s aggregate, composite, summary, statistical or descriptive information (such as: descriptions of allocations among asset classes, industries, sectors, countries or regions; average or median ratios or market capitalizations; aggregated risk statistics; and performance attribution), if the disclosure is otherwise in accordance with the Disclosure Policy;

•	a Fund’s portfolio holdings to its service providers that require the information in the performance of their duties and responsibilities, including (but not limited to) OCM, the custodian, the administrator, the fund accounting group, the proxy voting vendor, the Trust’s Board of Trustees, legal counsel, and the independent registered public accounting firm;

•	a Fund’s portfolio holdings to rating agencies, fund evaluation services, GIPS verification and calculation services, data consolidators, and due diligence departments of broker-dealers and wirehouses, that regularly analyze the portfolio holdings of mutual funds and investment advisers in order to monitor and report on various attributes;

•	a Fund’s portfolio holdings as required by law to, for example, file any required report (such as Schedules 13D and 13G and Forms 13F, N-Q and N-CSR), respond to regulators’ requests, or comply with valid subpoenas;

•	OCM’s aggregate holdings of a specific issuer, in conversations with the management of that issuer when, for example, offering strategic advice that it believes could increase shareholder value; and

•	a Fund’s portfolio holdings and related information if such disclosure is otherwise in accordance with the Disclosure Policy and is approved in writing by the Trust’s Chief Compliance Officer.

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OCM’s employees must obtain the Trust’s Chief Compliance Officer’s written approval before disclosing a Fund’s nonpublic portfolio holdings to third parties in a situation that is not otherwise permitted in the Disclosure Policy. These exceptions to the Disclosure Policy may be made only following a determination by the Trust’s Chief Compliance Officer that the disclosure: (1) is for a legitimate business purpose; (2) is subject to a duty of confidentiality; and (3) does not violate the anti-fraud provisions of the federal securities laws or the Fund’s or OCM’s fiduciary duties (and does not disadvantage any OCM client or Fund shareholder). In considering whether the disclosure of such information is for a legitimate business purpose and is consistent with OCM’s fiduciary duties the Chief Compliance Officer must consider the conflicts between the interests of a Fund’s shareholders or other OCM clients and those of OCM and any affiliated person of the Fund. The Chief Compliance Officer must document any decisions permitting the selective disclosure of a Fund’s nonpublic portfolio holdings.

A recipient of nonpublic portfolio holdings information must sign a written confidentiality agreement and agree not to trade in securities on the basis of nonpublic information that may be included in the disclosure, or must be bound by applicable duties of confidentiality imposed by law. The Disclosure Policy may not be waived, or exceptions made, without the written consent of the Chief Compliance Officer or his or her designee.

The Trust’s Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information to determine whether any such disclosures are made in accordance with the Disclosure Policy. The Board has, through the adoption of the Disclosure Policy, delegated the day-to-day monitoring of the disclosure of portfolio holdings information to OCM’s compliance staff. OCM reports to the Board of Trustees any exceptions to the Disclosure Policy involving a Fund at least annually. The Trust’s Board of Trustees must approve material amendments to the Disclosure Policy.

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers of the Trust

The names, addresses and occupational history of the Trustees and principal executive officers are listed below:

Name, Address and Age	Position and Office with the Trust	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Fred W. Lange 4 Manhattanville Road Purchase, NY 10577 Age: 80	Trustee	Since 1995	Private Investor.	2	Wagner College
John Lohr 4 Manhattanville Road Purchase, NY 10577 Age: 67	Trustee	Since 1995	General Counsel, EF Hutton (since May 2012); Owner, Howling Wolf Enterprises LLC (since 1986); General Counsel, LFG, Inc. (provider of investment products) (September 1995 – October 2002) and President, Lockwood Financial Services (broker-dealer), January 1996 to September 2002.	2	LAMCO Advisory Services (investment adviser); Howling Wolf Enterprises LLC (publishing); Howling Wolf Capital Partners LLC (private equity company).

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Name, Address and Age	Position and Office with the Trust	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
D. Michael Murray 4 Manhattanville Road Purchase, NY 10577 Age: 72	Trustee	Since 1995	President, Murray, Montgomery & O’Donnell (consultants), since 1968.	2	The Eric Fund (charitable organization); Stuart Murray Group LLC (government relations)
Lawrence K. Wein 4 Manhattanville Road Purchase, NY 10577 Age: 70	Trustee	Since 1995	Private Consultant for telecommunications industry, since July 2001; Former Vice President-Wholesale Business Operations, Concert Communications an ATT/BT Company, April 2000 to June 2001; Former Executive Manager, AT&T, Inc., for 35 years, retired July 2001.	2	eRooms Systems Technologies (ERMS.OB)
Interested Trustees:
Erik K. Olstein*+ Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, NY 10577 Age: 45	Trustee, Secretary and Assistant Treasurer	Since 1995	President and Chief Operating Officer, OCM, since 2000; Vice President of Sales and Chief Operating Officer, OCM, 1994-2000.	2	The Trinity-Pawling School; American Friends of the Royal Naval Museum; United States Naval Service Personnel Educational Assistance Fund (non-profits)
Robert A. Olstein*+ Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, NY 10577 Age: 71	Trustee, Chairman and President	Since 1995	Chairman, Chief Executive Officer, and Chief Investment Officer, OCM, since 2000; Chairman, Chief Executive Officer, Chief Investment Officer and President, OCM, 1994-2000; President, Secretary and Sole Shareholder of Olstein, Inc., since June 1994.	2	None

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Name, Address and Age	Position and Office with the Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years
Officers:
Michael Luper Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, NY 10577 Age: 43	Chief Accounting Officer and Treasurer	Since 1995	Executive Vice President and Chief Financial Officer, OCM, since 2000; Vice President and Chief Financial Officer, OCM, 1994-2000.
James B. Kimmel Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, NY 10577 Age: 50	Chief Compliance Officer	Since 2004	Senior Vice President, General Counsel and Chief Compliance Officer, OCM, since 2007; Vice President, General Counsel and Chief Compliance Officer of OCM, 2004-2007. Previously, Of Counsel at Stradley Ronon Stevens & Young LLP (law firm), 2001 to 2004; Vice President and Assistant Counsel in the Corporate and Securities Group at Summit Bancorp from 1996 through 2001; Associate Attorney, Investment Management Practice at Morgan Lewis & Bockius LLP from 1990 through 1996.

*	Robert Olstein and Erik Olstein are each officers of OCM or its affiliates and are considered to be “interested persons” of the Funds within the meaning of the Investment Company Act.

**	Each Trustee holds office for an indefinite term.

+	Erik K. Olstein is the nephew of Robert A. Olstein.

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Role, Structure and Leadership of the Board of Trustees

Role of the Board

The Board has responsibility for overseeing and managing the business and affairs of the Trust and is subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. Generally, the Board is responsible for deciding matters of overall policy, approving investment objectives, policies and procedures for the Funds, and electing officers to conduct and supervise the daily business operations of the Trust. The Board is also responsible for selecting the service providers who manage the day-to-day operations of the Funds, including the Funds’ investment adviser, administrator, transfer agent, distributor and custodian, approving the terms of their contracts with the Funds, and exercising general service provider oversight. The Board also appoints a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters.

Structure of the Board and its Leadership

The Board has structured itself in a way that it believes allows it to perform its oversight function effectively. The Board consists of six individuals, four of whom are not “interested persons” of the Trust or Funds as that term is defined in the Investment Company Act (“Independent Trustees”). The other two Trustees are “interested persons” of the Trust (“Interested Trustees”) because they are affiliated with OCM, the Funds’ investment adviser. The Trustees believe that the current Board size promotes Trustee interaction, dialogue and debate, which results in an effective decision-making body. The Independent Trustees have engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Board has appointed Mr. Robert A. Olstein to serve in the role of Chairman. Mr. Robert A. Olstein is the Chairman, Chief Executive Officer and Chief Investment Officer of OCM. The Board believes that it is beneficial to have a representative of Fund management act as its Chairman. Because Mr. Olstein is Chairman, Chief Executive Officer and Chief Investment Officer of the Fund’s investment adviser, he is familiar with the day-to-day investment and business affairs affecting OCM and the Funds. Accordingly, his participation in the Board’s deliberations helps ensure that the Board’s decisions are informed and appropriate. His presence on the Board also facilitates the implementation of the Board’s decisions.

The Independent Trustees have designated Mr. Wein as the Lead Independent Trustee. The Lead Independent Trustee participates in the preparation of agendas for the Board meetings and helps determine the scope of information that will be provided to the Board in connection with the meetings. The Lead Independent Trustee also acts as a liaison between meetings with the other Trustees, the Trust’s officers, OCM, other service providers and counsel to the Independent Trustees. The Lead Independent Trustee also may perform such other functions as may be requested by the other Independent Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Agreement and Declaration of Trust or By-laws, the designation of Chairman or Lead Independent Trustee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

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The Board has established an Audit Committee, which assists the Board in fulfilling its duties relating to the Trust’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board and the Funds’ independent registered public accounting firm. The specific functions of the Audit Committee include: (i) pre-approving and recommending the engagement or retention of the independent registered public accounting firm; (ii) reviewing with the independent registered public accounting firm the scope and the results of the auditing engagement; (iii) pre-approving professional services provided by the independent registered public accounting firm prior to the performance of such services; (iv) considering the range of audit and non-audit fees; (v) reviewing the independence of the independent registered public accounting firm; and (vi) overseeing the Trust’s system of internal accounting controls. The Audit Committee is made up of all of the Independent Trustees as follows: Fred W. Lange, John Lohr, D. Michael Murray and Lawrence K. Wein. During the fiscal year ended June 30, 2012, the Audit Committee met two times.

The Board has determined that the Board’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment. The Board’s leadership structure permits important roles for (i) Mr. Robert A. Olstein as the Chairman, Chief Executive Officer and Chief Investment Officer of OCM, who serves as Chairman and President of the Trust and oversees OCM’s day-to-day management of the Funds, and (ii) the Independent Trustees, through the designation of a Lead Independent Trustee and the participation of the other Independent Trustees. In addition, the use of an Audit Committee provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, and (2) the ability to meet independently with independent counsel and outside the presence of management. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

Role of the Board in Risk Oversight

The Board’s role is one of oversight, rather than active management. This oversight extends to the Funds’ risk management processes.

The Board oversees risk as part of its general oversight of the Funds. The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Funds’ officers, OCM and other Fund service providers perform risk management as part of the day-to-day operations of the Funds. The Board recognizes that it is not possible to identify all risks that may affect the Funds, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects. Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, OCM and the other service providers; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) receiving reports from and meeting with the Trust’s Chief Compliance Officer and other senior officers of the Trust and OCM regarding the compliance procedures of the Trust and its service providers; (6) meeting with OCM’s management personnel to discuss risks related to the Funds’ investments; and (7) meeting with independent legal counsel. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

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The Board meets at least annually with the Trust’s Chief Compliance Officer to review the Chief Compliance Officer’s annual report, including the Chief Compliance Officer’s compliance risk assessments for the Funds and the effectiveness of the Funds’ and the service providers’ compliance policies and procedures. The Board also meets periodically with the portfolio managers of the Funds to receive reports regarding economic and market outlooks and the management of the Funds, including each Fund’s investment risks. The Board’s Audit Committee meets during scheduled meetings each year, and between meetings, the Audit Committee Chairman maintains contact with the Funds’ independent registered public accounting firm and the Trust’s Chief Accounting Officer. The Board receives reports from counsel to the Trust and independent legal counsel for the Independent Trustees regarding legislative, regulatory and compliance matters. It is not possible for the Board, through its oversight role of the Funds’ service providers, to eliminate every risk that may affect the Funds.

Trustees’ Qualifications and Experience

The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. As noted above, a majority of the Trust’s Board members are Independent Trustees. Among the attributes and skills common to all Trustees are the ability to review critically, evaluate and discuss information and proposals provided to them regarding the Funds, the capacity to address financial, compliance and legal issues, the ability to interact effectively with each other as well as with OCM and other service providers, and the ability to exercise independent business judgment. Each Trustee’s ability to perform his duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee. Set forth below is a brief description of the specific experience of each Trustee. Additional information regarding the background of each Trustee is included in the chart earlier in this section.

Mr. Lange has served as a Trustee since 1995 and has over 50 years of experience in the financial services industry and has served as a security analyst, Director of Research for two New York Stock Exchange member firms, a mutual fund and hedge fund manager, and as President of a mutual fund.

Mr. Lohr has served as a Trustee since 1995 and has over 35 years of experience in the financial services industry, as former President of a broker-dealer, a former Director of Portfolio Management for a financial services company, and a former Board member of an investment adviser. He currently serves as a Board member of a private equity firm and General Counsel to another financial services company. He owns a publishing company and serves as one of its directors. Mr. Lohr also has served as an adjunct professor of investment management at The Wharton School of the University of Pennsylvania.

Mr. Murray has served as a Trustee since 1995 and has over 40 years of business experience as a President of a consulting firm that focuses on analysis of legislation before the U.S. Congress and its committees.

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Mr. Wein has served as a Trustee since 1995 and has over 45 years of business experience in the telecommunications industry as a former Vice President and an Executive Manager of two telecommunications companies, and most recently as a telecommunications industry consultant. Mr. Wein holds an MBA from Harvard Business School and a BA in Engineering from Columbia University Engineering School.

Erik K. Olstein has served as a Trustee since 1995 and has over 15 years of experience in the financial services industry as President and Chief Operating Officer and Vice President of Sales for OCM.

Robert A. Olstein has served as a Trustee since 1995 and has over 40 years of experience in securities research and portfolio management as Chairman, Chief Executive Officer and Chief Investment Officer of OCM and prior thereto as Senior Vice President and Senior Portfolio Manager at Smith Barney Inc. and its predecessors. Robert A. Olstein is a senior member of the New York Society of Securities Analysts and a fellow member of the Financial Analysts Federation. Robert A. Olstein holds an MBA in Accounting and a BA in Mathematical Statistics from Michigan State University.

Beneficial Ownership

The following tables provide the dollar range of shares of each Fund beneficially owned by the Trustees as of December 31, 2011.

Independent Trustees:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Fred W. Lange	All Cap Value Fund – Over $100,000 Strategic Opportunities Fund – $0	Over $100,000
John Lohr	All Cap Value Fund – $0 Strategic Opportunities Fund – $0	$0
D. Michael Murray	All Cap Value Fund – Over $100,000 Strategic Opportunities Fund – $10,001-$50,000	Over $100,000
Lawrence K. Wein	All Cap Value Fund – Over $100,000 Strategic Opportunities Fund – $10,001-$50,000	Over $100,000

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Interested Trustees:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Erik K. Olstein	All Cap Value Fund – Over $100,000 Strategic Opportunities Fund – Over $100,000	Over $100,000
Robert A. Olstein	All Cap Value Fund – Over $100,000 Strategic Opportunities Fund –Over $100,000	Over $100,000

Compensation

For their service as Trustees, each Independent Trustee received a $31,000 annual fee, and Mr. Wein receives an additional $1,000 in annual fees as Lead Independent Trustee. Each Independent Trustee also receives $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings, and $500 per meeting attended for Audit Committee participation. The Interested Trustees of the Trust receive no compensation for their service as Trustees. The table below details the amount of compensation received by the Trustees from the Funds for the fiscal year ended June 30, 2012. The amounts shown reflect the compensation arrangements that were in place during that fiscal year.

Independent Trustees

Name and Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees
Fred W. Lange Trustee	All Cap Value: $34,585 Strategic Opportunities: $1,415	None	None	$36,000
John Lohr Trustee	All Cap Value: $34,585 Strategic Opportunities: $1,415	None	None	$36,000

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Name and Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees
D. Michael Murray Trustee	All Cap Value: $34,585 Strategic Opportunities: $1,415	None	None	$36,000
Lawrence K. Wein Trustee	All Cap Value: $35,545 Strategic Opportunities: $1,455	None	None	$37,000

MANAGEMENT OWNERSHIP

As of September 30, 2012, the Trust’s officers, trustees and members of OCM as a group owned 29.13% of the Adviser Class shares of the All Cap Value Fund and 0.05% of the Class C shares of the Fund, for a total of 3.00% of the outstanding shares of the Fund. As of the same date, the Trust’s officers, trustees and members of OCM as a group owned 8.83% of the Class A shares of the Strategic Opportunities Fund and none of the Class C shares of the Fund, for a total of 6.09% of the outstanding shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Principal Holders

As of September 30, 2012, there were no control persons of either Fund. As of September 30, 2012, the following shareholders were known to own of record or beneficially more than 5% of the outstanding voting shares of the: (1) All Cap Value Fund’s Adviser Class shares and Class C shares, (2) Strategic Opportunities Fund’s Class A shares and Class C shares, and (3) particular Fund as a whole, as shown:

Name and Address	Percentage of Class	Percentage of Fund	Ownership
All Cap Value Fund
Charles Schwab & Company, Inc. 101 Montgomery Street San Francisco, CA 94104-4151	Adviser Class 12.31%	1.25%	Record
Robert A. Olstein IRA c/o Olstein & Associates 4 Manhattanville Road Purchase, NY 10577-2139	Adviser Class 18.53%	1.88%	Beneficial

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Name and Address	Percentage of Class	Percentage of Fund	Ownership
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, Floor 3 Jersey City, NJ 07311	Adviser Class 8.42%	0.85%	Record
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, Floor 3 Jersey City, NJ 07311	Class C 19.70%	17.71%	Record
Albert Fried, Jr. c/o Albert Fried & Co., LLC 45 Broadway, Floor 24 New York, NY 10006-3706	Class C 5.63%	5.06%	Beneficial
Pershing LLC One Pershing Plaza, Floor 14 Jersey City, NJ 07399-0002	Class C 6.10%	5.48%	Record
UBS Financial Services Incorporated 1000 Harbor Blvd, Floor 8 Weehawken, NJ 07086-6761	Class C 6.07%	5.46%	Record

Strategic Opportunities Fund
LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	Class A 19.17%	13.23%	Record
Albert Fried, Jr. c/o Albert Fried & Co., LLC 45 Broadway, Floor 24 New York, NY 10006-3706	Class A 8.18%	5.65%	Beneficial
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, Floor 3 Jersey City, NJ 07311	Class A 8.20%	5.66%	Record
UBS Financial Services Incorporated 1000 Harbor Blvd, Floor 8 Weehawken, NJ 07086-6761	Class A 31.95%	22.04%	Record
LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	Class C 17.36%	5.38%	Record
National Financial Services Corporation 200 Liberty Street, Floor 5 New York, NY 10281-5503	Class C 12.91%	4.00%	Record

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Name and Address	Percentage of Class	Percentage of Fund	Ownership
Wells Fargo Advisors, LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2287	Class C 9.40%	2.91%	Record
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, Floor 3 Jersey City, NJ 07311	Class C 32.60%	10.11%	Record

OLSTEIN CAPITAL MANAGEMENT, L.P.

Effective August 18, 1995 and October 27, 2006, the Trust entered into investment management agreements on behalf of the All Cap Value Fund and the Strategic Opportunities Fund, respectively, with OCM (the “Investment Management Agreements”). OCM provides investment advisory services to the Funds. The services provided by OCM are subject to the supervision and direction of the Trust’s Board.

OCM is organized as a New York limited partnership and is controlled and operated by its general partner, Olstein Advisers, LLC, a Delaware limited liability company, which is owned by Olstein, Inc., Erik K. Olstein, Michael Luper and Eric R. Heyman. Olstein, Inc., the managing member of Olstein Advisers, LLC, is wholly owned by Robert A. Olstein. Olstein, Inc., Erik K. Olstein and Michael Luper are limited partners of OCM. Robert A. Olstein and Erik K. Olstein are also Trustees of the Trust, and, consequently, are considered affiliated persons of both OCM and the Funds. Similarly, Michael Luper is an officer of the Trust and OCM and also is considered an affiliated person of both OCM and the Funds.

Each Investment Management Agreement was initially approved by the initial shareholder of the applicable Fund for a period of two years after the date of approval and, thereafter, is subject to renewal on an annual basis. Each Investment Management Agreement may be renewed each year only if its continuance is approved at least annually: (i) by a majority of the Trustees, including a majority of the Trustees of the Trust who are not parties of the Investment Management Agreements or interested persons of any such party (the “Independent Trustees”), or (ii) by a vote of a majority of the outstanding voting securities of that Fund. The vote of the Trustees must be cast in person at a meeting called for the purpose of voting on such approval. Each Investment Management Agreement will automatically terminate in the event of its “assignment” as that term is defined in the Investment Company Act, and may be terminated without penalty at any time upon 60 days’ written notice to the other party: (i) by the majority vote of all the Trustees or by majority vote of the outstanding voting securities of a Fund; or (ii) by OCM. The Investment Management Agreements may be amended by the parties, provided, in most cases, that such amendment is specifically approved by the vote of a majority of the outstanding voting securities of such Fund and by the vote of a majority of the Trustees who are not interested persons of the Fund or of OCM cast in person at a meeting called for the purpose of voting upon such approval.

During the term of the Investment Management Agreements, OCM pays all expenses incurred by it in connection with its activities thereunder except the cost of securities (and any brokerage commissions) purchased for a Fund. The services furnished by OCM under the Investment Management Agreements are not exclusive, and OCM is free to perform similar services for others.

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According to the Investment Management Agreements, each Fund is obligated to pay OCM a management fee on a monthly basis. Each class of shares of a Fund pays its proportionate share of the fee. The total annual advisory fees that the All Cap Value Fund and Strategic Opportunities Fund pay OCM (as a percentage of average daily net assets) is as follows:

Fund Assets	Management Fee

All Cap Value Fund
On the first $1 billion	1.00%
Over $1 billion up to $1.5 billion	0.95%
Over $1.5 billion up to $2.0 billion	0.90%
Over $2.0 billion up to $2.5 billion	0.85%
Over $2.5 billion up to $3.0 billion	0.80%
Over $3.0 billion	0.75%

Strategic Opportunities Fund
All assets	1.00%

Prior to October 31, 2009, the All Cap Value Fund’s contractual management fee was equal to 1.00% of the Fund’s average daily net assets. These fees are higher than that normally charged by funds with similar investment objectives.

The advisory fees paid to OCM for the services provided to each Fund for the past three fiscal years were as follows:

All Cap Value Fund

Fiscal year ended June 30, 2012	Fiscal year ended June 30, 2011	Fiscal year ended June 30, 2010
$5,422,152	$6,036,574	$6,071,596

Strategic Opportunities Fund

Fiscal year ended June 30, 2012	Fiscal year ended June 30, 2011	Fiscal year ended June 30, 2010
$222,072	$193,999	$141,632

 OCM waived fees or reimbursed expenses with respect to the Strategic Opportunities Fund in the following amounts:

Fiscal year ended June 30, 2012	Fiscal year ended June 30, 2011	Fiscal year ended June 30, 2010
$84,205	$90,126	$100,047

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The Strategic Opportunities Fund is subject to a contractual expense limit at the rate of 1.35% for Class A shares and Class C shares of the Fund’s average daily net assets, excluding any 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs including but not limited to reorganizations, litigation, conducting shareholder meetings and liquidations. The contractual expense limitation agreement will remain in place until October 28, 2013. Thereafter, the expense limit for the Fund will be reviewed each year, at which time the continuation of the expense limitation agreement will be considered by OCM and the Board. The contractual expense limitation agreement also provides that OCM is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by the Fund of OCM will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for the Fund.

Additional Portfolio Manager Information

Set forth below are descriptions of the compensation arrangements for the investment professionals that manage the Funds. The portfolio managers may provide portfolio management services to various other entities, including other registered investment companies, pooled investment vehicles that are not registered investment companies, and other investment accounts managed for organizations or individuals. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment company or other account. Specifically, a portfolio manager who manages multiple investment companies and/or other accounts is presented with potential conflicts of interest that may include, among others: (i) an inequitable distribution of the portfolio manager’s time, attention and other resources; (ii) the unequal distribution or allocation among accounts of a limited investment opportunity; and (iii) incentives, such as performance-based advisory fees, that relate only to certain accounts.

As of the date of this SAI, the All Cap Value Fund and Strategic Opportunities Fund are the only accounts managed by OCM. OCM follows policies and procedures designed to allocate investment opportunities and brokerage transactions among the accounts in an equitable manner. The equity investments of OCM personnel are largely restricted to investments in the Funds or other mutual funds, which limits potential conflicts of interest. The Funds and OCM have adopted a code of ethics that they believe contains provisions reasonably designed to mitigate such conflicts.

Robert A. Olstein and Eric R. Heyman serve as Co-Portfolio Managers for each Fund. The Portfolio Managers are supported by a team of research analysts. Mr. Olstein’s compensation is derived from OCM’s profits, as he is the primary equity owner of OCM’s corporate general partner. Other investment professionals, including Mr. Heyman, receive a base salary plus incentive compensation determined by Mr. Olstein. The incentive compensation may be as much as 100% or more of the base salary and is determined as a percentage of pre-tax profits of OCM, which is related to the amount of assets under management. Approximately 60% of an individual’s incentive compensation is based on how well the portfolio performs over rolling 3-year periods, and the remaining 40% of the incentive compensation is based on the individual’s performance.

As of the end of the Fund’s most recent fiscal year on June 30, 2012, neither Mr. Olstein nor Mr. Heyman managed any other accounts.

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As of June 30, 2012, the Portfolio Managers of each Fund beneficially owned shares of such Funds as set forth below:

Portfolio Manager/Fund	Range of Shares Owned

Robert A. Olstein
All Cap Value Fund	Over $1,000,000
Strategic Opportunities Fund	$100,001-$500,000

Eric R. Heyman
All Cap Value Fund	$500,001 to $1,000,000
Strategic Opportunities Fund	$500,001 to $1,000,000

DISTRIBUTOR

Olstein Capital Management, L.P., 4 Manhattanville Road, Purchase, New York 10577-2119 (the “Distributor”), acts as distributor of the Funds’ shares under an Amended and Restated Distribution Agreement (the “Distribution Agreement”) approved by the Board of the Trust on behalf of the Funds. The Distributor assists in the sale and distribution of the Funds’ shares as well as assisting with the servicing of shareholder accounts. Mr. Robert A. Olstein, Mr. Erik K. Olstein, Mr. Michael Luper and Mr. James B. Kimmel are considered to be affiliated persons of both the Distributor and the Funds.

The Distributor has sole authority to enter into agreements with selling dealers or other parties who offer the Funds’ shares for sale, and is responsible for the payment of any up-front commissions and 12b-1 fees payable to selling dealers or others. The Distribution Agreement also provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares. The Distribution Agreement became effective as of August 18, 1995 (as amended and restated on October 1, 2007), and is subject to renewal on an annual basis. The Distribution Agreement may be renewed each year if its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. Shares of the Funds are offered on a continuous basis. The Distribution Agreement terminates automatically in the event of its assignment. The Distribution Agreement may be terminated in two ways without payment of a penalty: (1) by a Fund (by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund) on not less than 60 days’ written notice; or (2) by the Distributor upon 60 days’ written notice.

Class A shares are subject to a maximum front-end sales charge of 5.50% (or a lesser charge for larger investments as set forth below) that is included in the offering price of the Class A shares. This sales charge is paid by the investor at the time of purchase and the amount of the sales charge is not invested in the Fund. Selling dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges received from purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Fund and/or from the Distributor’s other financial resources. The Distributor may reallow all or a portion of the front-end sales charge to selling dealers or may pay a dealer commission of up to 1.00% of the offering price out of its own resources on purchases of $1,000,000 or more where no sales charge was paid in order to facilitate the sale of Class A shares. The front-end sales charges and selling dealer reallowances or commissions for Class A shares are as follows:

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Amount of Investment	Sales Charge as a Percentage of Offering Price	Reallowance to Selling Dealers as a Percentage of Offering Price
Less than $50,000	5.50%	4.95%
$50,000 to $99,999	4.50%	4.05%
$100,000 to $249,999	3.50%	3.15%
$250,000 to $499,999	2.50%	2.25%
$500,000 to $999,999	2.00%	1.80%
$1,000,000 and over[1]	0.00%	up to 1.00%

[1]	In cases where the Distributor pays a dealer commission on sales charge-waived purchases of $1 million or more, a contingent deferred sales charge of 1.00%, based on the lesser of the original purchase price or the value of such shares at the time of redemption, is charged if the shareholder sells his or her shares within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1.00% charge.

No front-end sales charge with respect to the Fund’s Class A shares will apply to Officers, Trustees, Directors and employees of OCM, any affiliate of OCM and members of their immediate families (including trusts established for the benefit of such persons). The elimination of the front-end sales charge is due to the reduced sales efforts necessary for the Fund to obtain these investments.

The Funds and the Distributor do not endorse the purposeful sale of Class A shares at a specified amount so as to prevent an investor from receiving a beneficial breakpoint in the front-end sales charge. In addition, the Funds and the Distributor discourage selling dealers from engaging in this practice.

Investors also pay ongoing Rule 12b-1 fees for Class A shares as described below under “Distribution (Rule 12b-1) Plans.”

Class C shares and Adviser Class shares are offered without a front-end sales charge, which means that investors pay no initial sales charge in connection with their purchase of Class C or Adviser Class shares. However, investors pay ongoing Rule 12b-1 fees as described below under “Distribution (Rule 12b-1) Plans.” The Distributor usually pays up-front commissions of 1.00% of the purchase amount of Class C shares to selling dealers and others from its own assets to facilitate sales of the Funds’ Class C shares. Where investors remain with a Fund long term, the Distributor may recoup the amount of these up-front commissions through 12b-1 payments the Fund makes to it in connection with the distribution of the Fund’s Class C shares. When investors sell their Class C shares of a Fund within the first year of their purchase, the Distributor is unable to recoup these up-front commissions through 12b-1 payments. Therefore, the Funds also impose a 1.00% contingent deferred sales charge (“CDSC”) on redemptions of Class C shares within the first year that are paid to the Distributor. However, in certain cases OCM will not make an up-front payment from its own resources to financial advisers whose clients purchase Class C shares of the Funds. In these situations, the financial adviser begins receiving Rule 12b-1 distribution and shareholder servicing fees immediately, and no CDSC will be imposed on redemptions of shares held less than one year.

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For the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010, Strategic Opportunities Fund shareholders paid $64,790, $67,852, and $17,226 respectively, in front-end sales charges with respect to its Class A shares. Of these amounts, the Distributor retained $6,396, $6,797, and $1,577, respectively, for the fiscal years stated. The Distributor received no CDSCs with respect to the Class A shares of the Strategic Opportunities Fund during the fiscal year ended June 30, 2012.

For the fiscal year ended June 30, 2012, the Distributor received CDSCs imposed on certain redemptions of Class C shares of the All Cap Value Fund and the Strategic Opportunities Fund in the amounts of $6,451 and $1,431, respectively. The Distributor also received other compensation in the form of 12b-1 payments for both share classes of the All Cap Value Fund and the Strategic Opportunities Fund, which, for year ended June 30, 2012, totaled $5,150,025 and $119,149, respectively. For the fiscal year ended June 30, 2012, the Distributor paid $6,368,352 and $245,352 to compensate selling dealers and to pay administration and shareholder servicing costs, salaries of sales personnel and other marketing related expenses of the All Cap Value Fund and the Strategic Opportunities Fund, respectively.

Distribution (Rule 12b-1) Plans

As noted in the Prospectus, the Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act for each class of each Fund’s shares (each, a “Plan” and collectively, the “Plans”).

For the Adviser Class shares, the Plan provides for the payment of fees of 0.25% per year of the average daily net assets of the class to compensate the Distributor or other persons for distribution and shareholder servicing activities undertaken on behalf of the Adviser Class shares and Adviser Class shareholders. The fees are accrued and may be paid on a monthly or quarterly basis, based on the average daily net assets of the Adviser Class shares. In addition to distribution and shareholder servicing activities, such as those described below with respect to the Class C Plans, OCM anticipates that the fees will be used to compensate third parties who provide a platform through which investment advisers, financial planners and other financial professionals are able to offer the shares of the Class for sale. The Distributor, from its own resources without any reimbursement from the Advisor Class shares or shareholders, may make additional payments to those third parties in connection with their services. Payments under the Plans are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the Distributor or others, and the payments may exceed or be less than the amount of expenses actually incurred.

For the Class A shares, each Plan provides for the payment of fees of 0.25% per year of the average daily net assets of the class to compensate the Distributor or other persons for distribution and shareholder servicing activities undertaken on behalf of the Class A shares and Class A shareholders. The fees are accrued and may be paid on a monthly or quarterly basis, based on the average daily net assets of the Class A shares of a Fund. In addition to distribution and shareholder servicing activities, such as those described below with respect to the Class C Plans, OCM anticipates that the fees will be used to compensate third parties who provide a platform through which investment advisers, financial planners and other financial professionals are able to offer the shares of the Class for sale. The Distributor, from its own resources without any reimbursement from the Class A shares or shareholders, may make additional payments to those third parties in connection with their services. Payments under the Plans are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the Distributor or others, and the payments may exceed or be less than the amount of expenses actually incurred.

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For the Class C shares, each Plan provides for the payment of fees of 1.00% per year of the average daily net assets of the Class to compensate the Distributor or other persons for their efforts and expenses in connection with the distribution of the shares of the Class and the servicing of shareholder accounts. The fees are accrued and may be paid on a monthly or quarterly basis, based on a Fund’s average daily net assets of the Class C shares. Included within the 1.00% payable under the Plan is a 0.75% fee that may be paid to persons as compensation for time spent and expenses incurred in the distribution and promotion of the Class C shares. These include, but are not limited to, sales calls and presentations to potential shareholders, media relations, the printing of prospectuses and reports used for sales purposes, expenses for the preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution or service fees paid to selling dealers or others who have executed a dealer agreement with the Distributor and allocable overhead and compensation of OCM officers and personnel. The fees also may be used to compensate third parties who provide a platform through which investment advisers, financial planners and other financial professionals are able to offer the shares of the Class for sale. In addition, the Plans include a payment of 0.25% per year of average daily net assets of Class C shares of a Fund for shareholder servicing costs. Any expense for distribution or shareholder servicing efforts related to Class C shares greater than 1.00% annually will be borne by OCM without any reimbursement or payment by the Class C shares or shareholders. Payments under the Plans are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the Distributor or others, and the payments may exceed or be less than the amount of expenses actually incurred.

Each Plan has been approved by the Trust’s Board, including all of the Independent Trustees as defined in the Investment Company Act. The Board believes that it will likely benefit the Funds to have monies available for the distribution activities of the Distributor in promoting the sale of the Funds’ shares, and to avoid any uncertainties as to whether other payments by the Funds constitute distribution expenses on behalf of the Funds. The Board, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that each Plan will benefit the Funds and the shareholders of the respective Classes. Each Plan must be renewed annually by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the Independent Trustees. Robert Olstein and Erik Olstein, Interested Trustees, and Michael Luper, an officer of the Trust, have an indirect financial interest in the operation of the Plans because of their ownership interests in the Trust’s Distributor. The Plans and any related agreements may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the outstanding shares of the affected Class, and all material amendments to a Plan or any related agreements shall be approved by a vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board, at least quarterly, the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order for the Board to make an informed determination as to whether the Plans should be continued.

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Below are the itemized expenditures made by the Distributor pursuant to payments made under the Adviser Class Plan and Class C Plan of the All Cap Value Fund during the fiscal year ended June 30, 2012:

	Adviser Class Plan	Class C Plan
Advertising and Printing and Mailing of Prospectuses to Other Than Current Shareholders	$20,812	$171,379
Compensation to Dealers	$78,371	$3,276,575
Compensation to Sales Personnel	$231,268	$1,899,851
Interest or Other Finance Charges	$0	$0
Administration and Shareholder Servicing	$3,156	$26,610
Other Fees	$71,558	$588,772
TOTAL	$405,165	$5,963,187

Below are the itemized expenditures made by the Distributor pursuant to payments made under the Class A Plan and Class C Plan of the Strategic Opportunities Fund during the fiscal year ended June 30, 2012:

	Class A Plan	Class C Plan
Advertising and Printing and Mailing of Prospectuses to Other Than Current Shareholders	$4,000	$3,846
Compensation to Dealers	$38,991	$83,201
Compensation to Sales Personnel	$45,522	$41,693
Interest or Other Finance Charges	$0	$0
Administration and Shareholder Servicing	$477	$664
Other Fees	$13,868	$13,090
TOTAL	$102,858	$142,494

As of June 30, 2012, the following amounts are unreimbursed expenses incurred with respect to the Plans: All Cap Value Fund Adviser Class Plan, $246,238 (0.05% of net assets) and Class C Plan, $972,089 (0.18% of net assets) and Strategic Opportunities Fund Class A Plan, $62,703 (0.28% of net assets) and Class C Plan, $63,500 (0.29% of net assets).

Revenue Sharing

OCM also pays additional compensation, at its own expense and not as an expense of the Funds, to certain unaffiliated “financial advisers” such as brokers, dealers, banks (including bank trust departments), investment advisers, financial planners, retirement plan administrators and other financial intermediaries that have a selling, servicing, administration or similar agreement with OCM. These payments may be for marketing, promotional or related services in connection with the sale or retention of Fund shares and/or for shareholder servicing. Such payments also may be paid to financial advisers for providing recordkeeping, sub-accounting, transaction processing, due diligence, training, operations and systems support and other shareholder or administrative services in connection with investments in the Funds. The existence or level of payments made to a qualifying financial adviser in any year will vary and may be substantial. Such payments are based on factors that include differing levels of services provided by the financial adviser, the level of assets maintained in the financial adviser’s customer accounts, sales of new shares by the financial adviser, the placing of the Funds on a recommended or preferred list, providing the Funds with “shelf space” and/or a higher profile for the financial adviser’s consultants, sales personnel and customers, access to a financial adviser’s sales personnel and other factors. These payments to financial advisers are in addition to the distribution and service fees and sales charges described in the Prospectus. OCM makes revenue sharing payments from its own profits or resources. Generally, OCM pays such amounts from its own resources when the selling and/or servicing fees required by financial advisers exceed the amount of 12b-1 fees that may be available from the Funds. Any such revenue sharing payments will not change the net asset value or the price of a Fund’s shares. To the extent permitted by SEC and Financial Industry Regulatory Authority, Inc. (“FINRA”) rules and other applicable laws and regulations, OCM may pay or allow other promotional incentives or payments to financial advisers.

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Revenue sharing payments may create a financial incentive for financial advisers and their sales personnel to highlight, feature or recommend funds based, at least in part, on the level of compensation paid. If one mutual fund sponsor or distributor makes greater payments for distribution assistance than sponsors or distributors of other mutual funds, a financial adviser and its salespersons may have a financial incentive to favor sales of shares of one mutual fund complex over another or over other investment options. You should consult with your financial adviser and review carefully any disclosures they provide regarding the potential conflicts of interest associated with the compensation they receive in connection with investment products they recommend or sell to you.

Note Regarding Arrangements with Financial Advisers

With respect to any agreements entered into by the Distributor with a financial adviser, if the financial adviser places an order with a Fund, and payment by the financial adviser is not received within the time customary or the time required by law for such payment, the sale of Fund shares to the financial adviser may be canceled without notice or demand and without any responsibility or liability on the part of the Distributor or the Funds, or alternatively, at the Distributor’s option, the Distributor may sell the shares which the financial adviser ordered back to such Fund, in which latter case the Distributor and/or the Fund may hold the financial adviser responsible for any loss to the Fund or loss of profit suffered by the Distributor or the Fund resulting from the financial adviser’s failure to make such payment. Also, the Distributor and the Funds shall have no liability for any check or other item returned unpaid to the financial adviser after the selling dealer has paid the Distributor on behalf of an investor. All redemption, repurchase or exchange requests by a financial adviser are subject to the timely receipt of required instructions or documents (including certificates) by the Distributor or the Fund, and if such information is not received by the Distributor or a Fund within the time customary or required by law, the redemption may be canceled and the financial adviser will be responsible for any loss to the Distributor or the Funds. All sales are subject to acceptance by the Distributor and the Fund or its transfer agent and are effective only upon confirmation.

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, provides certain administrative services to the Funds pursuant to a Fund Administration Servicing Agreement. Under the Fund Administration Services Agreement, the Administrator:

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•	coordinates with the Custodian and monitors the custodial, transfer agency and accounting services provided to the Funds;

•	coordinates with and monitors any other third parties furnishing services to the Funds;

•	provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions;

•	maintains such books and records of the Funds as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties;

•	prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law;

•	prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law;

•	prepares and after approval by the Funds, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law;

•	reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Funds’ expenses and instructs the Custodian to issue checks in payment thereof;

•	assists the Funds in the preparation of documents and information needed for meetings of the Board and prepares the minutes of Board meetings;

•	monitors the Funds’ compliance with applicable state securities laws;

•	assists the Distributor with the preparation of quarterly reports to the Board relating to the distribution plans adopted by the Funds pursuant to Rule 12b-1; and

•	takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

The Funds have paid the following fees for administrative services over the past three fiscal years:

All Cap Value Fund

Fiscal year ended June 30, 2012	Fiscal year ended June 30, 2011	Fiscal year ended June 30, 2010
$354,079	$385,845	$390,596

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Strategic Opportunities Fund

Fiscal year ended June 30, 2012	Fiscal year ended June 30, 2011	Fiscal year ended June 30, 2010
$20,580	$19,280	$20,075

TRANSFER AGENT AND FUND ACCOUNTANT

USBFS also serves as Transfer Agent and Dividend Disbursing Agent for the Funds under a Transfer Agent Servicing Agreement. As Transfer and Dividend Disbursing Agent, USBFS has agreed to:

•	issue and redeem shares of the Funds;

•	make dividend and other distributions to shareholders of the Funds;

•	respond to correspondence by Fund shareholders and others relating to its duties;

•	maintain shareholder accounts; and

•	make periodic reports to the Funds.

In addition, the Trust has entered into an Amended and Restated Fund Accounting Servicing Agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds and provide other accounting services to the Funds.

CUSTODIAN

U.S. Bank, N.A., 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as Custodian of the Trust’s assets pursuant to a Custodian Servicing Agreement. Under the Custodian Servicing Agreement, U.S. Bank, N.A. has agreed to:

•	maintain a separate account in the name of each Fund;

•	make receipts and disbursements of money on behalf of the Funds;

•	collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; and

•	make periodic reports to the Funds concerning the Funds’ operations.

U.S. Bank, N.A., does not exercise any supervisory function over the purchase and sale of securities.

USBFS’ CCO Support Group receives a separate fee of $2,000 per service line (for an annual total of $8,000) from the Funds for CCO support services provided by the Administrator, Transfer Agent, Fund Accountant and Custodian.

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ALLOCATION OF PORTFOLIO BROKERAGE

The Funds’ portfolio securities transactions are placed by OCM. The objective of each Fund is to seek the best available execution in its portfolio transactions, taking into account the costs, promptness of executions and other quantitative and qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. OCM evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions. These include, but are not limited to, the price paid or received for a security, the commission charged, the promptness and reliability of execution, the value of any research provided, responsiveness to requests or issues, the broker-dealer’s financial responsibility, the confidentiality and placement accorded the order, and other factors affecting the overall benefit.

OCM has entered into arrangements with certain brokers to execute portfolio trades to pay for research or brokerage services on a “soft dollar” basis (i.e., the commissions from the trades generate credits used to offset actual costs incurred by brokers in providing research or brokerage services). Soft dollar trades are entered into in compliance with Section 28(e) of the Securities Act of 1934. Soft dollar arrangements are subject to review by OCM’s Best Execution Committee. If OCM concludes that soft dollar trades are not consistent with its best execution objectives, OCM will either seek a more favorable soft dollar arrangement, or pay the research or brokerage cost from its own resources.

OCM, when effecting purchases and sales of portfolio securities for the accounts of the Funds, will seek execution of trades either: (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange: or (2) at a higher rate of commission charges, if reasonable in relation to research and brokerage services provided to the Funds or OCM by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following:

•	providing advice (either directly or through publications) on the values of securities, the advisability of purchasing or selling securities, or the availability of securities and/or purchasers or sellers of securities;

•	providing analysis or reports on issuers, securities or industries;

•	providing information on economic factors and trends;

•	assisting portfolio strategy;

•	providing raw market data;

•	providing pre-trade or post-trade analytics available through an order management system;

•	providing software that analyzes securities portfolios or otherwise assists investment decisions;

•	providing portfolio performance evaluation and technical market analysis; and

•	providing assistance in the execution of portfolio transactions.

OCM may use research and brokerage services provided to it by brokers and dealers in servicing all or only some of its clients. It is possible that not all such services will be used by OCM in connection with a Fund. It also is possible that a Fund may not experience soft dollar benefits in proportion to the soft dollar credits it generates. The Funds paid the following amounts in brokerage commissions during the past three fiscal years:

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All Cap Value Fund

Fiscal year ended June 30, 2012	Fiscal year ended June 30, 2011	Fiscal year ended June 30, 2010
$308,058	$364,542	$609,396

Strategic Opportunities Fund

Fiscal year ended June 30, 2012	Fiscal year ended June 30, 2011	Fiscal year ended June 30, 2010
$26,763	$20,281	$23,242

Brokerage commissions paid by the All Cap Value Fund were lower for each of the three fiscal years presented predominantly due to falling average commission rates, falling asset levels and fewer shares traded during this three-year period.

OCM, which is a member of FINRA and a broker-dealer registered under the Securities Exchange Act of 1934, and other Fund affiliates, may act as brokers to execute transactions for the Funds subject to procedures set forth in Rule 17e-1 under the Investment Company Act designed to ensure the fairness of such transactions. These procedures include making quarterly reports to the Board regarding such brokerage transactions. As a result, in order for such persons to effect any portfolio transactions for the Funds on an exchange, the commissions, fees or other remuneration received must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow OCM or other affiliated brokers to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in an arm’s length transaction of a like size and nature. When executing trades for the Funds, OCM or other affiliated brokers also may receive liquidity rebates or similar payments for order flow.

The following table shows the amounts of brokerage commissions paid by the All Cap Value Fund and Strategic Opportunities Fund to affiliated broker-dealers during the three most recently completed fiscal years. The table also indicates the identity of such broker-dealers and the reasons for their affiliation, as well as the percentage of the particular Fund’s total dollar amount of commission-based transactions, and the percentage of such Fund’s total commissions paid, during the Fund’s most recently completed fiscal year.

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Broker-Dealer	Brokerage Commissions Paid For Fiscal Year Ended:			Percentage of Fund’s Total Commissions for Fiscal Year Ended:	Percentage of Aggregate Dollar Amount of Transactions for Fiscal Year Ended:	Affiliated	Reason for Affiliation

All Cap Value Fund	6/30/12	6/30/11	6/30/10	6/30/12	6/30/12

Olstein Capital Management, L.P.	$0	$0	$0	0%	0%	Yes	Manager and Principal Underwriter of Fund

Strategic Opportunities Fund	6/30/12	6/30/11	6/30/10	6/30/12	6/30/12

Olstein Capital Management, L.P.	$0	$0	$0	0%	0%	Yes	Manager and Principal Underwriter of Fund

OCM may from time to time provide investment management services to individuals and other institutional clients, including corporate pension plans, profit sharing and other employee benefit trusts, and other investment pools. There may be occasions on which other investment advisory clients advised by OCM also may invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, OCM may average the transactions as to price and allocate the amount of available investments in a manner that it believes to be equitable to each client, including the Funds. On the other hand, to the extent permitted by law, OCM may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other clients managed by it in order to seek lower brokerage commissions, if any.

OCM is responsible for making the Funds’ portfolio decisions subject to the limitations described in the Prospectus. The Board may, however, impose limitations on the allocation of portfolio brokerage.

As of June 30, 2012, neither the All Cap Value Fund nor the Strategic Opportunities Fund held securities of its regular broker-dealers or their parents.

SHARES OF THE TRUST

The beneficial interest in the Trust is divided into an unlimited number of shares, with a par value of $0.001 per share. The Board is empowered under the Trust’s Agreement and Declaration of Trust to authorize the division of shares into separate series and the division of series into separate classes of shares without shareholder approval. Pursuant to this authority, the Board established and designated two series of shares, the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund series of shares, and further divided each such series into two classes of shares. The All Cap Value Fund offers Adviser Class shares and Class C shares and the Strategic Opportunities Fund offers Class A shares and Class C shares.

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When issued, all shares will be fully paid and nonassessable and will be redeemable and freely transferable. All shares have equal voting rights, except that shares of each Fund shall have sole voting rights with respect to matters that only affect holders of that series, and that shares of each Class of a Fund shall have sole voting rights with respect to matters that only affect the holders of that Class, such as the right to vote on issues associated with the Rule 12b-1 Plan for the Class. On matters relating to the Trust but affecting the Funds differently, separate votes by the Funds or Classes are required. Shares can be issued as full or fractional shares. A fractional share has proportionally the same rights and privileges as a full share. The shares possess no preemptive or conversion rights. Each share may be freely retained or disposed of according to the purchase and redemption requirements of the Funds.

The assets of the Trust held with respect to each series shall be charged with the liabilities of the Trust with respect to that series. All expenses, costs, charges and reserves attributable to the series, and any general liabilities of the Trust which are not readily identifiable as being held in respect of a series, shall be allocated and charged by the officers of the Trust to any one or more series as the Trustees deem fair and equitable. Each allocation of liabilities shall be binding on the shareholders of the series in absence of manifest error. Notwithstanding the foregoing, shares of separate classes of a particular series may be subject to differing allocations of income to reflect different expense levels that affect the individual class. Such varying expenses can include distribution or transfer agent expenses, but not investment management fees.

The Trustees have full discretion to determine which items shall be treated as income and which items as capital in dividend or distribution payments.

PURCHASE OF SHARES

The shares of the Funds are continuously offered by the Distributor. Orders will not be considered complete until a completed account application form and proper payment is received by USBFS and accepted by the Distributor. Once the completed account application and payment are received and accepted, orders will be confirmed at the next determined net asset value for the particular Fund and Class (based upon valuation procedures described in the Prospectus), plus any applicable sales load, as of the close of business of the business day on which the completed order is received and accepted. Completed orders accepted by a Fund after the close of the business day will receive the next net asset value calculated. Presented below is the computation of the offering price for each class of shares of each Fund as of June 30, 2012, using the following formula: (Total Assets – Total Liabilities)/Outstanding Shares = Offering Price (plus the applicable Sales Charge).

All Cap Value Fund

Adviser Class shares: ($59,623,431 – $373,476) / 4,003,748 shares = $14.80 per share

Class C shares: ($473,494,101 – $2,965,927) / 36,025,446 shares = $13.06 per share

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Strategic Opportunities Fund

Class A shares: ($18,107,248 – $170,895) / 1,545,680 shares = $11.60 per share

Class C shares: ($9,078,522 – $85,683) / 805,549 shares = $11.16 per share

Purchases by Transferring Other Securities

If a Fund agrees, you may be permitted to purchase Fund shares by transferring securities to a Fund, subject to applicable sales charges. The securities must:

•	meet the Fund’s investment objectives and policies;

•	be acquired by the Fund for investment purposes;

•	be liquid securities which are not restricted as to transfer either by law or liquidity of market;

•	have a value which is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or NASDAQ; and

•	at the discretion of the Fund, the value of the security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Fund may not exceed 5% of the net assets of the Fund immediately after the transactions.

Securities transferred to a Fund will be valued according to the same procedures used to determine the Fund’s net asset value. All dividends, interests, subscription, or other rights pertaining to the securities will become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. An investor who is permitted to transfer such securities will be required to recognize all gains or losses on such transfers, and pay taxes thereon, if applicable, measured by the difference between the fair market value of the securities and the investor’s basis in the securities.

Additional Information Regarding Purchases through Letter of Intent

To the extent that an investor purchases less than the dollar amount indicated on the Letter of Intent within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares first from amounts held in escrow, and then from the account, if necessary, to cover the additional sales charge, the proceeds of which will be paid to the investor’s financial adviser and the Distributor, as applicable, in accordance with the Prospectus.

ANTI-MONEY LAUNDERING PROGRAM

The Funds have established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the AML Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

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Procedures to implement the AML Program include, but are not limited to, delegating responsibilities to the Funds’ service providers who sell and process purchases of Fund shares and these service providers, in turn, report suspicious and/or fraudulent activity, check shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and engage in a complete and thorough review of all new account applications. The Funds will not transact business with any person or entity opening a new account whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTIONS

Under normal circumstances, investors may redeem shares at any time, subject to any applicable CDSC. Telephone redemption privileges are available, upon written request, for amounts up to $50,000. The redemption price will be based upon the first net asset value per share determined after receipt of the redemption request, less the amount of any applicable CDSC, provided the redemption has been submitted in the manner described in the Prospectus. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

Payment for shares tendered for redemption is generally made by check within seven days after tender in proper form, or earlier if required under applicable law. However, the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days for the following reasons:

(1)	for any period during which the New York Stock Exchange (the “NYSE”) is closed, or trading on the NYSE is restricted by the SEC;

(2)	for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or

(3)	for such other periods as the SEC may by order permit for the protection of shareholders of a Fund.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed, less any applicable CDSC, may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Funds have elected, pursuant to Rule 18f-1 under the Investment Company Act, to redeem their shares solely in cash up to the lesser of $250,000 or 1% of the net assets of a Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under “Pricing of Fund Shares” in the Prospectus.

In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of a Fund’s portfolio. When a shareholder has requested redemption of all or a part of the shareholder’s investment, and when a Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to complete the redemption. However, the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Fund shares redeemed.

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To qualify for a refund of your CDSC if you repurchase Class C shares within 45 days of a redemption, you must satisfy the following conditions:

(1)	You must reinvest the entire amount of your redemption proceeds in Class C shares of the same Fund or a different Fund; and

(2)	The repurchase of shares must occur within the same account as the redemption or into an identically registered account in another Class C Fund.

In addition, the repurchase of Fund shares will be considered a new purchase and will begin a new CDSC holding period as of the date of such repurchase.  You will receive the number of Class C shares equal in value to the amount of the CDSC charged to you upon redemption.

DISTRIBUTIONS

The policy of the Trust is to distribute substantially all of each Fund’s net investment income and net realized capital gains, if any, in the amount and at the times that will avoid such Fund’s incurring any material amounts of federal income or excise taxes.

The Funds calculate income dividends and capital gain distributions the same way for each Class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the Classes.

TAXATION

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This disclosure is for general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

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Taxation of the Funds

Election to be taxed as a regulated investment company. Each Fund has elected and intends to qualify each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, a Fund must satisfy the following requirements:

(i)	Distribution Requirement - a Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by a Fund after the close of its taxable year that are treated as made during such taxable year).

(ii)	Income Requirement - a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

(iii)	Asset Diversification Test - a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general are limited to those due to reasonable cause and not willful neglect.

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A Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that a Fund has under-distributed its income and gain for any taxable year, a Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, a Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover . For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce a Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by a Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors — Capital gain dividends and short-term capital gain dividends” below.

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Capital loss carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of a Fund beginning on or before December 22, 2010, a Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of a Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. The Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses. A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”); and

(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed capital gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

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Federal excise tax . To avoid a 4% non-deductible excise tax, each Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% (or 98.2% beginning January 1, 2011) of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. A Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, a Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay an excise tax.

Foreign income tax. Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). A Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income. Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. A Fund also may recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Qualified dividend income for individuals” and “Dividends-received deduction for corporations”

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Distributions of capital gains. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions - Investments in U.S. REITs” below).

Qualified dividend income for individuals . With respect to taxable years of a Fund beginning before January 1, 2013 (unless such provision is extended, possibly retroactively to January 1, 2013, or made permanent), ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

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Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares also may be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

U.S. Government securities. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax . The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).

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Sales, Exchanges and Redemption of Fund Shares

Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Cost basis information . Unless you are investing in a Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, a Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. Cost basis will be calculated using a Fund’s default method of average cost, unless you instruct the Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Funds do not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Funds in writing if you intend to utilize a method other than average cost for covered shares.

In addition to a Fund’s default method of average cost, other cost basis methods offered by the Funds, which you may elect to apply to covered shares, include:

•	Single Account Average Cost — the total cost basis of both covered shares and “noncovered shares” (as defined below) in an account are averaged to determine the basis of shares. By electing the single account average cost method, your noncovered shares will be redesignated as covered shares.

•	First-In, First-Out — shares acquired first in the account are the first shares depleted.

•	Last-In, First-Out — shares acquired last in the account are the first shares depleted.

•	Highest In, First Out (High Cost) — shares acquired with the highest cost per share are the first shares depleted.

•	Lowest In, First Out (Low Cost) — shares acquired with the lowest cost per share are the first shares depleted.

•	Loss/Gain Utilization — shares with loses are depleted prior to shares with gains; short-term shares are depleted prior to long-term shares.

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•	Specific Lot Identification — shareholder selects which lots to deplete at the time of each disposition. Transaction amount must be in shares. If you identify an insufficient number of shares or do not make a timely identification, the transaction will default to the first-in, first-out method, unless you elect a secondary method. The secondary method options include first-in, first-out; last-in, first-out; low cost; high cost; and loss/gain utilization.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Funds in writing of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (as defined below) you may own, unless you elect single account average cost. You may change or revoke the use of the average cost method and elect another cost basis method for covered shares if you notify the Funds in writing. You may change from average cost to another cost basis method for covered shares at any time, but only for shares acquired after the date of the change (the change is prospective). After the change, the basis of the shares that were averaged remain averaged.

A Fund also may provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by a Fund (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, the Funds first deplete noncovered shares with unknown cost basis in first-in, first-out order and then non-covered shares with known basis in first-in, first-out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Funds.

A Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However a Fund is not required to, and in many cases a Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by a Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account.

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Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Deferral of basis - Class A shares only . If a shareholder (a) incurs a sales load in acquiring shares of a Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules also may limit the amount of loss that may be taken into account on disposition after such adjustment.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by a fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

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Options, futures, forward contracts, swap agreements and hedging transactions . In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

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Foreign currency transactions . A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments . A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs . A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property “ below with respect to certain other tax aspects of investing in U.S. REITs.

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Investment in non-U.S. REITs . While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Funds — Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States, which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool, directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

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Investments in partnerships and QPTPs . For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities . Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note (or “ETN”) issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

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Backup Withholding

By law, a Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number;

•	certify that this number is correct;

•	certify that you are not subject to backup withholding; and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding rate will be 31% for amounts paid on or after January 1, 2013, unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general . The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% (subject to increase to 31% as described above) if you fail to properly certify that you are not a U.S. person.

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Capital gain dividends and short-term capital gain dividends . In general, (i) a capital gain dividend reported by a Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), a short-term capital gain dividend reported by a Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-related dividends. With respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), dividends reported by a Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by a Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors . It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

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Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•	The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

•	If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•	In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent). After such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

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U.S. estate tax . Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S. estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. This partial exemption applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent.

U.S. tax certification rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% (subject to increase to 31% as described above) and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act . Under the Foreign Account Tax Compliance Act, the relevant withholding agent may be required to withhold 30% of: (a) income dividends paid after December 31, 2013 and (b) certain capital gains distributions and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution (“FFI”) unless the FFI becomes a “participating FFI” by entering into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) and thereby agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the U.S. tax certification rules described above. The scope of these requirements remains unclear, and shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

57

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

GENERAL INFORMATION

Independent Registered Public Accounting Firm

The Trust’s independent registered public accounting firm, Cohen Fund Audit Services, Ltd., audits and reports on the Funds’ annual financial statements, reviews certain regulatory reports and the Funds’ federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Code of Ethics

The Trust and OCM, in its role as the Funds’ investment manager and distributor, have adopted a Code of Ethics for certain access persons of the Trust and OCM, which includes the Trustees and certain officers and employees of the Trust and OCM. The Code of Ethics is designed to ensure that Fund insiders act in the interest of the Funds and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons may invest in securities, including securities that may be purchased or held by the Funds, but they are prohibited from knowingly buying or selling securities that are being purchased, sold or considered for purchase or sale by the Funds. The Code of Ethics contains even more stringent investment restrictions and prohibitions for insiders who participate in the Fund’s investment decisions. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

Proxy Voting Policies

The Board, on behalf of the Funds, has delegated all proxy voting responsibilities related to the portfolio securities held by the Funds to OCM. OCM has adopted proxy voting policies and procedures and understands its obligation to vote the proxies in the best interests of its clients.

OCM has contracted with Institutional Shareholder Services, Inc. (now known as ISS Governance Services, a business unit of RiskMetrics Group and owned by MSCI, Inc.) (“ISS”), to vote proxies for which OCM is responsible. Pursuant to this agreement, an ISS account manager will exercise his or her authority and responsibility to execute proxy ballots on behalf of OCM and the Funds. ISS will vote such proxies in accordance with ISS’s proprietary research and its proxy voting guidelines (the “Guidelines”), which are reviewed at least annually by OCM. The Guidelines summarize what positions ISS will take when voting proxies on behalf of the Funds. OCM monitors ISS’s proxy voting, and if OCM disagrees with a proxy voting recommendation made by ISS, OCM maintains the right to override ISS’s recommendation and instruct ISS to vote (which could include voting “abstain” or withholding a vote completely) the proxy based on OCM’s determination.

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OCM does not anticipate conflicts of interest with respect to proxy voting will arise often. In addition, OCM anticipates that it will generally follow the recommendations of ISS, thus further reducing the likelihood of potential conflicts of interest. Before OCM elects to override a recommendation from ISS, OCM will determine whether such override presents a potential conflict of interest. If OCM determines that a conflict of interest is present, then OCM will: (i) vote the proxy in accordance with the ISS recommendation; (ii) follow its internal procedures for resolving proxy conflicts of interest; or (iii) engage an independent third party to perform the proxy analysis and issue a recommendation on how to vote. For each proxy for which OCM determines to override an ISS recommendation and/or that there is a potential conflict of interest, OCM will: (i) prepare a memo detailing the potential issues and/or conflicts of interest; (ii) review the memo and make a voting recommendation; (iii) make a decision on how to vote the proxy based on available information and in the best interest of the advisory client; and (iv) document the proxy voting decision. In addition, OCM may elect to disclose the potential conflict of interest to the Funds. Once the decision is made, ISS will vote the proxy based on OCM’s or the independent third party’s decision.

OCM will report to the Board of the Trust, on not less than an annual basis. OCM will inform the Trustees regarding any conflicts of interest that arise from proxy votes and how such conflicts were resolved.

OCM’s proxy voting record for the Funds for annual periods ending June 30 each year will be available to shareholders. The proxy voting record is available, without charge, upon request by calling, toll-free, 1-800-799-2113 and on the SEC website at http://www.sec.gov. OCM will deliver this information via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

FINANCIAL STATEMENTS

The financial statements and financial highlights for each Fund for the fiscal year ended June 30, 2012, which appear in the Funds’ Annual Report to Shareholders and the report thereon by Cohen Fund Audit Services, Ltd., each Fund’s independent registered public accounting firm, also appearing therein, are incorporated by reference into this SAI. The Annual and Semi-Annual Reports may be obtained, without charge, by writing or calling the Funds’ Distributor at the address or number listed on the cover page of this SAI.

59

THE OLSTEIN FUNDS

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)	Governing Documents.

(1)	Registrant’s Agreement and Declaration of Trust effective March 31, 1995.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	March 29, 1996

(2)	Officer’s Certificate Evidencing Establishment and Designation of initial Class of shares of the Olstein Financial Alert Fund as Class C Shares and a Second Class as Adviser Class shares.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(3)	Officer’s Certificate Evidencing Establishment and Designation of the Strategic Opportunities Fund and Class A shares and Class C Shares thereof and Changing Name of Olstein Financial Alert Fund to Olstein All Cap Value Fund.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(4)	Registrant’s Certificate of Trust dated March 31, 1995 as filed in Delaware on April 3, 1995.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 10/11 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	December 28, 2000

(b)	Registrant’s Amended By-laws.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	March 29, 1996

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(c)	Instruments Defining Rights of Security Holders.

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust.

See also, Article II “Meetings of Shareholders”, Article VI, “Indemnification and Insurance,” and Article VII, Section 6 “Registered Shareholders” of the Registrant’s By-laws.

(d)	Investment Management Agreements.

(1)	Investment Management Agreement between Registrant, on behalf of The Olstein All Cap Value Fund (formerly, The Olstein Financial Alert Fund), and Olstein & Associates, L.P. dated August 18, 1995.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	March 29, 1996

(A)	Amendment Number 1 to the Investment Management Agreement between Registrant, on behalf of the Olstein All Cap Value Fund, and Olstein Capital Management, L.P., dated September 9, 2009 and effective October 31, 2009.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 25/26 to Registrant’s Registration Statement on Form N-1A.

Filing Date:	August 27, 2010

(2)	Investment Management Agreement between Registrant, on behalf of the Olstein Strategic Opportunities Fund, and Olstein Capital Management, L.P. dated October 27, 2006.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(3)	Expense Limitation Agreement between Registrant, on behalf of the Olstein Strategic Opportunities Fund, and Olstein Capital Management L.P. dated as of October 27, 2007.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

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(e)	Underwriting Contracts.

(1)	Amended and Restated Distribution Agreement between the Registrant and Olstein Capital Management, L.P. dated August 18, 1995 and amended and restated July 29, 1998, September 29, 2004 and subsequently amended and restated effective October 1, 2007.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(2)	Mutual Fund Dealer Agreement between Olstein & Associates, L.P. and Smith Barney Inc. dated September 21, 1995.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	March 29, 1996

(3)	Form of Dealer Agreement between Olstein Capital Management, L.P. and Selected Dealers.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 27/28 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 28, 2011

(4)	Form of Bank and Trust Agreement between Olstein Capital Management, L.P. and Selected Bank or Trust Companies.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 27/28 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 28, 2011

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1)	Custody Agreement between Registrant and U.S. Bank, N.A, dated as of December 2, 2009.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 25/26 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	August 27, 2010

(2)	(A)	Special Custody Account Agreement between the Registrant, Firstar Trust Company and Bear, Stearns Securities Corp. dated February 2, 1998.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

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(B)	Form of Addendum to Special Custody Account Agreement between the Registrant, Firstar Bank Milwaukee, N.A. and Bear, Stearns Securities Corp.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 6/7 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	November 2, 1998

(h)	Other Material Contracts.

(1)	(A) Fund Administration Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC dated February 2, 1998.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 5/6 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	March 3, 1998

(B)	Addendum to Fund Administration Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC dated October 14, 1998.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(C)	Amendment effective January 1, 2002 to the Fund Administration Servicing Agreement reflecting the Administrator’s name change to U.S. Bancorp Fund Services, LLC.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 13/14 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	December 30, 2002

(D)	Amendment to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 25, 2006.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

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(E)	Addendum to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 31, 2006.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(F)	CCO Support Fees Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated November 8, 2007.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 23/24 to Registrant’s Registration Statement on Form N-1A
Filing Date:	October 27, 2008

(2)	(A) Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC originally dated February 2, 1998 as amended and restated as of May 24, 2006.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(B)	Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 25, 2006.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(3)	Amended and Restated Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 8, 2011.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 27/28 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 28, 2011

(A)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated April 20, 2012 is electronically filed herewith as Exhibit EX-99.h.3.A.

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(i)	Legal Opinion.

(1)	Legal Opinion dated October 26, 2007 with respect to shares of the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(j)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm is electronically filed herewith as Exhibit EX-99.j.1.

(2)	Trustees Power of Attorney.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	March 29, 1996

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Letter of Understanding Relating to Initial Capital.

(1)	Investment Letter dated July 12, 1995 with respect to shares of the Olstein All Cap Value Fund (formerly, The Olstein Financial Alert Fund).

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	March 29, 1996

(m)	Rule 12b-1 Plan.

(1)	Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Olstein All Cap Value Fund (formerly, The Olstein Financial Alert Fund) Class C shares.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(2)	Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Olstein All Cap Value Fund (formerly, The Olstein Financial Alert Fund) Adviser Class shares.

6

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(3)	Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Olstein Strategic Opportunities Fund Class A shares.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(4)	Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Olstein Strategic Opportunities Fund Class C shares.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 22/23 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(n)	Form of Amended and Restated Multiple Class Plan of the Registrant.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 18/19 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	June 9, 2006

(p)	Code of Ethics.

Joint Code of Ethics of Registrant and Olstein Capital Management, L.P.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 27/28 to Registrant’s Registration Statement on Form N-1A.
Filing Date:	October 28, 2011

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 30.	INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”) and By-Laws, no officer or trustee of the Fund shall have any liability to the Fund or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws.

7

Subject to the standards and restrictions set forth in the Declaration of Trust, the Delaware Statutory Trust Act, Section 3817, permits a business trust to indemnify any trustee, beneficial owner or other person from and against any claims and demands whatsoever. Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission or obligation of the business trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except that no provision in the Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that the Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Fund, that his conduct was in the Fund’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Fund’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office. Further, no indemnification shall be made:

(a)	In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity;

(b)	In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable in the performance of that person’s duty to the Fund, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Fund or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c)	Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

8

In any event, the Fund shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties of office. The Fund shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

The Trustees and officers of the Fund are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Fund, whether or not the Fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Pursuant to the terms of the Amended and Restated Distribution Agreement incorporated herein by reference as Exhibit Ex. 99-e.1, the Registrant will indemnify the Registrant’s Distributor, its employees, general partner and the general partner’s directors and officers against certain losses, liability claims, damages and expenses except in the case of their willful misfeasance, bad faith, ordinary negligence or reckless disregard of their obligation and duties.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

In addition to acting as the investment manager and principal underwriter for the Fund, Olstein Capital Management, L.P. (“OCM”) provides brokerage services and related investment advice to institutional investors.

For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer or general partner of OCM is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, reference is made to OCM’s Form ADV (File #801-49252) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 32.	PRINCIPAL UNDERWRITER

(a)	OCM does not act as principal underwriter for any other investment companies, but acts as the investment adviser for the Registrant.

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(b)	The tables below set forth certain information as to the Distributor’s Officers, Partners and Control Persons:

Olstein Advisers, LLC is the General Partner of OCM. The following is a list of the individuals who hold positions either with Olstein Advisers, LLC or are limited partners of OCM.

Name and Business Address	Positions and Offices with Underwriter	Positions and Offices with the Registrant

Robert A. Olstein c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577

President and indirect Majority Shareholder of Olstein Advisers, LLC through Olstein, Inc.; President and Sole Shareholder of Olstein, Inc.;

Chairman, Chief Executive Officer and Chief Investment Officer of OCM; indirect Limited Partner of OCM through Olstein, Inc.

Chairman and President

Erik K. Olstein c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	Shareholder of Olstein Advisers, LLC; President and Limited Partner of OCM	Trustee, Secretary and Assistant Treasurer

Michael Luper c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	Shareholder of Olstein Advisers, LLC; Executive Vice President and Limited Partner of OCM	Chief Accounting Officer and Treasurer

Eric R. Heyman c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	Shareholder of Olstein Advisers, LLC; Senior Vice President and Director of Research of OCM	None

Olstein Advisers, LLC c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	General Partner of OCM	None

Olstein, Inc. c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	Limited Partner of OCM and Managing Member of Olstein Advisers, LLC	None

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Name and Business Address	Positions and Offices with Underwriter	Positions and Offices with the Registrant

James B. Kimmel c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	Senior Vice President, General Counsel and Chief Compliance Officer of OCM	Chief Compliance Officer

(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the “1940 Act”) and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at 4 Manhattanville Road, Purchase, NY 10577, except for those maintained by the Registrant’s custodian U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and the Registrant’s Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 34.	MANAGEMENT SERVICES

There are not any management related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Purchase, and State of New York, on the 29th day of October, 2012.

THE OLSTEIN FUNDS

By:	/s/ Robert A. Olstein
Robert A. Olstein,
Chairman and President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert A. Olstein	Chairman and	October 29, 2012
Robert A. Olstein	President

/s/ Erik K. Olstein	Trustee, Secretary	October 29, 2012
Erik K. Olstein	and Assistant Treasurer

/s/ Michael Luper	Chief Accounting	October 29, 2012
Michael Luper	Officer and Treasurer

Fred W. Lange*	Trustee	October 29, 2012
Fred W. Lange

John R. Lohr*	Trustee	October 29, 2012
John R. Lohr

D. Michael Murray*	Trustee	October 29, 2012
D. Michael Murray

Lawrence K. Wein*	Trustee	October 29, 2012
Lawrence K. Wein

* By:	/s/ Robert A. Olstein
Robert A. Olstein, Attorney-in-Fact
(Pursuant to Power of Attorney)

EXHIBIT INDEX

Description	EDGAR Exhibit No.
Amendment to Transfer Agent Servicing Agreement	EX.99.h.3.A.
Consent of Independent Registered Public Accounting Firm	EX.99.j.1.